Document And Entity Information (USD $)	12 Months Ended
	Aug. 31, 2012	Feb. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Walgreen Co
Entity Central Index Key	0000104207
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 39,700,000,000
Entity Common Stock, Shares Outstanding	944,055,334
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Aug 31, 2012

Consolidated Statements of Comprehensive Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Consolidated Statements of Earnings [Abstract]
Net sales	$ 71,633	$ 72,184	$ 67,420
Cost of sales	51,291	51,692	48,444
Gross Profit	20,342	20,492	18,976
Selling, general and administrative expenses	16,878	16,561	15,518
Gain on sale of business	0	434	0
Operating Income	3,464	4,365	3,458
Interest expense, net	(88)	(71)	(85)
Earnings Before Income Tax Provision	3,376	4,294	3,373
Income tax provision	1,249	1,580	1,282
Net Earnings	2,127	2,714	2,091
Other comprehensive income (loss), net of tax:
Reduction (addition) of postretirement liability	52	40	(61)
Comprehensive Income	$ 2,179	$ 2,754	$ 2,030
Net earnings per common share - basic	$ 2.43	$ 2.97	$ 2.13
Net earnings per common share - diluted	$ 2.42	$ 2.94	$ 2.12
Average shares outstanding	874.7	915.1	981.7
Dilutive effect of stock options	5.4	9.4	6.2
Average diluted shares	880.1	924.5	987.9

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Pain-In Capital [Member]	Employee Stock Loan Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock Amount [Member]
Beginning Balance at Aug. 31, 2009		$ 80	$ 605	$ (140)	$ 15,327	$ 37	$ (1,533)
Beginning Balance (in shares) at Aug. 31, 2009		988,561,390
Net earnings	2,091
Dividends declared					(570)
Treasury stock purchases (in shares)		(55,716,733)
Treasury stock purchases							(1,756)
Employee stock purchase and option plans (in shares)		5,760,396
Employee stock purchase and option plans			(5)				188
Stock-based compensation			84
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						(61)
Ending Balance at Aug. 31, 2010		80	684	(87)	16,848	(24)	(3,101)
Ending Balance (in shares) at Aug. 31, 2010		938,605,053
Net earnings	2,714
Dividends declared					(685)
Treasury stock purchases (in shares)		(54,739,474)
Treasury stock purchases							(2,028)
Employee stock purchase and option plans (in shares)		5,428,551
Employee stock purchase and option plans			(12)				203
Other			27
Stock-based compensation			135
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						40
Ending Balance at Aug. 31, 2011	14,847	80	834	(34)	18,877	16	(4,926)
Ending Balance (in shares) at Aug. 31, 2011		889,294,130
Net earnings	2,127
Dividends declared					(848)
Treasury stock purchases (in shares)		(34,720,215)
Treasury stock purchases							(1,191)
Employee stock purchase and option plans (in shares)		6,088,749
Employee stock purchase and option plans			(75)				229
Stock-based compensation			99
Employee stock loan receivable				15
Additional minimum postretirement liability, net of tax benefit						52
Shares issued for Investment in Alliance Boots (in shares)		83,392,670
Shares issued for Investment in Alliance Boots (in dollars)		0	78				2,903
Ending Balance at Aug. 31, 2012	$ 18,236	$ 80	$ 936	$ (19)	$ 20,156	$ 68	$ (2,985)
Ending Balance (in shares) at Aug. 31, 2012		944,055,334

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.95	$ 0.75	$ 0.5875
Postretirement liability tax (expense) benefit	$ (32)	$ (22)	$ 34

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Aug. 31, 2012	Aug. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,297	$ 1,556
Accounts receivable, net	2,167	2,497
Inventories	7,036	8,044
Other current assets	260	225
Total Current Assets	10,760	12,322
Non-Current Assets
Property and equipment, at cost, less accumulated depreciation and amortization	12,038	11,526
Equity investment in Alliance Boots	6,140	0
Alliance Boots call option	866	0
Goodwill	2,161	2,017
Other non-current assets	1,497	1,589
Total Non-Current Assets	22,702	15,132
Total Assets	33,462	27,454
Current Liabilities
Short-term borrowings	1,319	13
Trade accounts payable	4,384	4,810
Accrued expenses and other liabilities	3,019	3,075
Income taxes	0	185
Total Current Liabilities	8,722	8,083
Non-Current Liabilities
Long-term debt	4,073	2,396
Deferred income taxes	545	343
Other non-current liabilities	1,886	1,785
Total Non-Current Liabilities	6,504	4,524
Shareholders' Equity
Common stock, $.078125 par value; authorized 3.2 billion shares; issued 1,028,180,150 shares in 2012 and 1,025,400,000 shares in 2011	80	80
Paid-in capital	936	834
Employee stock loan receivable	(19)	(34)
Retained earnings	20,156	18,877
Accumulated other comprehensive income	68	16
Treasury stock at cost, 84,124,816 shares in 2012 and 136,105,870 shares in 2011	(2,985)	(4,926)
Total Shareholders' Equity	18,236	14,847
Total Liabilities and Shareholders' Equity	$ 33,462	$ 27,454

Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Shareholders' Equity
Preferred stock, par value	$ 0.0625	$ 0.0625
Preferred stock, authorized	32,000,000	32,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.078125	$ 0.078125
Common stock, authorized	3,200,000,000	3,200,000,000
Common stock, issued	1,028,180,150	1,025,400,000
Treasury stock, issued	84,124,816	136,105,870

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Cash Flows from Operating Activities
Net earnings	$ 2,127	$ 2,714	$ 2,091
Adjustments to reconcile net earnings to net cash provided by operating activities -
Depreciation and amortization	1,166	1,086	1,030
Gain on sale of business	0	(434)	0
Deferred income taxes	265	132	63
Stock compensation expense	99	135	84
Other	43	53	60
Changes in operating assets and liabilities -
Accounts receivable, net	394	(243)	124
Inventories	1,083	(592)	(307)
Other current assets	(4)	(24)	50
Trade accounts payable	(439)	384	167
Accrued expenses and other liabilities	(184)	218	262
Income taxes	(228)	102	10
Other non-current assets and liabilities	109	112	110
Net cash provided by operating activities	4,431	3,643	3,744
Cash Flows from Investing Activities
Additions to property and equipment	(1,550)	(1,213)	(1,014)
Purchases of short-term investments - held to maturity	0	0	(3,000)
Proceeds from short-term investments - held to maturity	0	0	3,500
Return of (investment in) restricted cash	(191)	191	0
Proceeds from sale of assets	123	79	51
Business and intangible asset acquisitions, net of cash received	(491)	(630)	(779)
(Payments) proceeds from sale of business	(45)	442	0
Investment in Alliance Boots	(4,025)	0	0
Other	(63)	(12)	(32)
Net cash used for investing activities	(5,860)	(1,525)	(1,274)
Cash Flows from Financing Activities
Payments of long-term debt	0	(17)	(576)
Issuance of long-term debt	3,000	0	0
Stock purchases	(1,191)	(2,028)	(1,756)
Proceeds related to employee stock plans	165	235	233
Cash dividends paid	(787)	(647)	(541)
Other	(17)	15	(37)
Net cash provided by (used for) financing activities	1,170	(2,442)	(2,677)
Net decrease in cash and cash equivalents	(259)	(324)	(207)
Cash and cash equivalents, beginning of period	1,556	1,880	2,087
Cash and cash equivalents, end of period	$ 1,297	$ 1,556	$ 1,880

Summary of Major Accounting Policies	12 Months Ended
Aug. 31, 2012
Summary of Major Accounting Policies [Abstract]
Summary of major accounting policies
(1)      Summary of Major Accounting Policies

Description of Business
The Company is principally in the retail drugstore business and its operations are within one reportable segment.  At August 31, 2012, there were 8,385 drugstore and other locations in all 50 states, the District of Columbia, Guam and Puerto Rico.  Prescription sales were 63.2% of total sales for fiscal 2012 compared to 64.7% in 2011 and 65.2% in 2010.

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany transactions have been eliminated.  The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include amounts based on management's prudent judgments and estimates. Actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.  Credit and debit card receivables from banks, which generally settle within two business days, of $88 million and $83 million were included in cash and cash equivalents at August 31, 2012 and 2011, respectively.  At August 31, 2012 and 2011, the Company had $820 million and $1,239 million, respectively, in money market funds, all of which was included in cash and cash equivalents.

The Company's cash management policy provides for controlled disbursement.  As a result, the Company had outstanding checks in excess of funds on deposit at certain banks.  These amounts, which were $256 million at August 31, 2012, and $229 million at August 31, 2011, are included in trade accounts payable in the accompanying Consolidated Balance Sheets.

In fiscal 2011, the Company held $191 million in restricted cash to support certain insurance obligations.  In fiscal 2012, the restricted cash was released and the obligations were supported by issued letters of credit.

Inventories
Inventories are valued on a lower of last-in, first-out (LIFO) cost or market basis.  At August 31, 2012 and 2011, inventories would have been greater by $1,897 million and $1,587 million, respectively, if they had been valued on a lower of first-in, first-out (FIFO) cost or market basis.  As a result of declining inventory levels, the fiscal 2012 LIFO provision was reduced by $268 million of LIFO liquidation.  Inventory includes product costs, inbound freight, warehousing costs and vendor allowances not classified as a reduction of advertising expense.

Equity Method Investments
The Company uses the equity method to account for investments in companies if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee.  The Company’s proportionate share of the net income or loss of these companies is included in consolidated net earnings.  Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions.

Property and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of owned assets.  Leasehold improvements and leased properties under capital leases are amortized over the estimated useful life of the property or over the term of the lease, whichever is shorter.  Estimated useful lives range from 10 to 39 years for land improvements, buildings and building improvements; and 2 to 13 years for equipment.  Major repairs, which extend the useful life of an asset, are capitalized; routine maintenance and repairs are charged against earnings.  The majority of the business uses the composite method of depreciation for equipment.  Therefore, gains and losses on retirement or other disposition of such assets are included in earnings only when an operating location is closed, completely remodeled or impaired. Fully depreciated property and equipment are removed from the cost and related accumulated depreciation and amortization accounts.  Property and equipment consists of (in millions):

	2012	2011
Land and land improvements
Owned locations	$3,189	$3,209
Distribution centers	96	96
Other locations	232	240
Buildings and building improvements
Owned locations	3,684	3,651
Leased locations (leasehold improvements only)	1,518	1,235
Distribution centers	608	596
Other locations	525	372
Equipment
Locations	4,995	4,468
Distribution centers	1,158	1,098
Other locations	586	423
Capitalized system development costs	420	328
Capital lease properties	149	118
	17,160	15,834
Less: accumulated depreciation and amortization	5,122	4,308
	$12,038	$11,526

Depreciation expense for property and equipment was $841 million in fiscal 2012, $809 million in fiscal 2011 and $804 million in fiscal 2010.

The Company capitalizes application stage development costs for significant internally developed software projects, such as upgrades to the store point-of-sale system.  These costs are amortized over a five-year period.  Amortization expense was $70 million in fiscal 2012, $58 million in fiscal 2011 and $44 million in fiscal 2010.  Unamortized costs at August 31, 2012 and 2011, were $292 million and $230 million, respectively.

Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Impaired Assets and Liabilities for Store Closings
The Company tests long-lived assets for impairment whenever events or circumstances indicate that a certain asset may be impaired.  Store locations that have been open at least five years are reviewed for impairment indicators at least annually.  Once identified, the amount of the impairment is computed by comparing the carrying value of the assets to the fair value, which is based on the discounted estimated future cash flows.  Impairment charges included in selling, general and administrative expenses were $27 million in fiscal 2012, $44 million in fiscal 2011 and $17 million in fiscal 2010.

The Company also provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  The reserve for store closings was $117 million, $145 million and $151 million in fiscal 2012, 2011 and 2010, respectively.  See Note 3 for additional disclosure regarding the Company’s reserve for future costs related to closed locations.

Financial Instruments
The Company had $157 million and $143 million of outstanding letters of credit at August 31, 2012 and 2011, respectively, which guarantee the purchase of foreign goods, and additional outstanding letters of credit of $38 million and $40 million at August 31, 2012 and 2011, respectively, which guarantee payments of insurance claims.  The insurance claim letters of credit are annually renewable and will remain in place until the insurance claims are paid in full.  Letters of credit of $229 million and $13 million were outstanding at August 31, 2012, and August 31, 2011, respectively, to guarantee performance of construction contracts.  The Company pays a facility fee to the financing bank to keep these letters of credit active.  The Company had real estate development purchase commitments of $206 million and $240 million at August 31, 2012 and 2011, respectively.

The Company uses interest rate swaps to manage its interest rate exposure associated with some of its fixed-rate borrowings.  At August 31, 2012, $1.8 billion of fixed rate debt was converted to variable rate.  These swaps are accounted for according to ASC Topic 815, Derivatives and Hedging.  The swaps are measured at fair value in accordance with ASC Topic 820, Fair Value Measurement and Disclosures.  Additionally, in fiscal 2012, the Company entered into three forward starting interest rate swap transactions locking in fixed rates on $1.0 billion of its anticipated debt financing in connection with the Alliance Boots transaction, which debt was subsequently issued in fiscal 2013.  These swaps are designated as cash flow hedges and are measured at fair value.  See Notes 9 and 10 for additional disclosure regarding financial instruments.

Revenue Recognition
The Company recognizes revenue at the time the customer takes possession of the merchandise.  Customer returns are immaterial.  Sales taxes are not included in revenue.

Revenue from the pharmacy benefit management (PBM) business was included in the Company’s Consolidated Statement of Comprehensive Income prior to being sold in fiscal 2011.  The services the Company provided to its PBM clients included: plan setup, claims adjudication with network pharmacies, formulary management, and reimbursement services.  Through its PBM, the Company acted as an agent in administering pharmacy reimbursement contracts and did not assume credit risk.  Therefore, revenue was recognized as only the differential between the amount receivable from the client and the amount owed to the network pharmacy.  The Company acted as an agent to its clients with respect to administrative fees for claims adjudication.  Those service fees were recognized as revenue.

Gift Cards
The Company sells Walgreens gift cards to retail store customers and through its website.  The Company does not charge administrative fees on unused gift cards and most gift cards do not have an expiration date.  Income from gift cards is recognized when (1) the gift card is redeemed by the customer; or (2) the likelihood of the gift card being redeemed by the customer is remote (“gift card breakage”) and there is no legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions.  The Company’s gift card breakage rate is determined based upon historical redemption patterns.  Gift card breakage income, which is included in selling, general and administrative expenses, was not significant in fiscal 2012, 2011 or 2010.

Cost of Sales
Cost of sales is derived based upon point-of-sale scanning information with an estimate for shrinkage and is adjusted based on periodic inventories.  In addition to product costs, cost of sales includes warehousing costs, purchasing costs, freight costs, cash discounts and vendor allowances.

Vendor Allowances
Vendor allowances are principally received as a result of purchases, sales or promotion of vendors' products.  Allowances are generally recorded as a reduction of inventory and are recognized as a reduction of cost of sales when the related merchandise is sold.  Those allowances received for promoting vendors' products are offset against advertising expense and result in a reduction of selling, general and administrative expenses to the extent of advertising costs incurred, with the excess treated as a reduction of inventory costs.

Selling, General and Administrative Expenses
Selling, general and administrative expenses mainly consist of store salaries, occupancy costs, and expenses directly related to stores.  Other administrative costs include headquarters’ expenses, advertising costs (net of advertising revenue) and insurance.

Advertising Costs
Advertising costs, which are reduced by the portion funded by vendors, are expensed as incurred.  Net advertising expenses, which are included in selling, general and administrative expenses, were $291 million in fiscal 2012, $271 million in fiscal 2011 and $271 million in fiscal 2010.  Included in net advertising expenses were vendor advertising allowances of $239 million in fiscal 2012, $218 million in fiscal 2011 and $197 million in fiscal 2010.

Insurance
The Company obtains insurance coverage for catastrophic exposures as well as those risks required by law to be insured.  It is the Company's policy to retain a significant portion of certain losses related to workers' compensation, property, comprehensive general, pharmacist and vehicle liability.  Liabilities for these losses are recorded based upon the Company's estimates for claims incurred and are not discounted.  The provisions are estimated in part by considering historical claims experience, demographic factors and other actuarial assumptions.

Pre-Opening Expenses
Non-capital expenditures incurred prior to the opening of a new or remodeled store are expensed as incurred.

Stock-Based Compensation Plans
In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

Total stock-based compensation expense for fiscal 2012, 2011 and 2010 was $99 million, $135 million and $84 million, respectively.  The recognized tax benefit was $9 million, $49 million and $29 million for fiscal 2012, 2011 and 2010, respectively.

Unrecognized compensation cost related to non-vested awards at August 31, 2012, was $115 million.  This cost is expected to be recognized over a weighted average of three years.

Interest Expense
The Company capitalized $9 million, $10 million and $12 million of interest expense as part of significant construction projects during fiscal 2012, 2011 and 2010, respectively.  Interest paid, which is net of capitalized interest, was $108 million in fiscal 2012 and $89 million in fiscal years 2011 and 2010.

Income Taxes
The Company accounts for income taxes according to the asset and liability method. Under this method, deferred tax assets and liabilities are recognized based upon the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured pursuant to tax laws using rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

In determining the Company’s provision for income taxes, an annual effective income tax rate based on full-year income, permanent differences between book and tax income, and statutory income tax rates are used. The effective income tax rate also reflects the Company’s assessment of the ultimate outcome of tax audits. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

The Company is subject to routine income tax audits that occur periodically in the normal course of business.  U.S. federal, state and local and foreign tax authorities raise questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the tax benefits associated with its various tax filing positions, the Company records a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. Adjustments are made to the liability for unrecognized tax benefits in the period in which the Company determines the issue is effectively settled with the tax authorities, the statute of limitations expires for the return containing the tax position or when more information becomes available. The Company’s liability for unrecognized tax benefits, including accrued penalties and interest, is included in other long-term liabilities on the Consolidated Balance Sheets and in income tax expense in the Consolidated Statements of Comprehensive Income.

Earnings Per Share
The dilutive effect of outstanding stock options on earnings per share is calculated using the treasury stock method.  Stock options are anti-dilutive and excluded from the earnings per share calculation if the exercise price exceeds the average market price of the common shares.  Outstanding options to purchase common shares that were anti-dilutive and excluded from earnings per share totaled 32,593,870, 16,869,061 and 30,661,551 in fiscal 2012, 2011 and 2010, respectively.

New Accounting Pronouncements
In August 2010, the Financial Accounting Standards Board (FASB) issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet.  The proposed exposure draft states that lessees and lessors should apply a “right-of-use model” in accounting for all leases.  Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term.  The lease term is defined as the longest possible term that is “more likely than not” to occur.  The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset.  A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease.  On the basis of feedback received from comment letters, roundtables and outreach sessions, the FASB has made significant changes to the proposals in the exposure draft and therefore has decided to re-expose the revised exposure draft in the first quarter of calendar 2013.  The proposed standard, as currently drafted, will have a material impact on the Company’s reported results of operations and financial position.  The impact of this exposure draft is non-cash in nature and will not affect the Company’s cash position.

In July 2012, FASB issued Accounting Standards Update (ASU) 2012-02, which permits an entity to make a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset, other than goodwill, is impaired.  If an entity concludes, based on an evaluation of all relevant qualitative factors, that it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it will not be required to perform the quantitative impairment for that asset.  The ASU is effective for impairment tests performed for fiscal years beginning after September 15, 2012 (fiscal year 2014), with early adoption permitted.  The ASU will not have a material impact on the Company’s reported results of operations and financial position.  The impact is non-cash in nature and will not affect the Company’s cash position.

Restructuring	12 Months Ended
Aug. 31, 2012
Restructuring [Abstract]
Restructuring
(2)           Restructuring

In 2008, the Company announced a series of strategic initiatives, approved by the Board of Directors, to enhance shareholder value.  One of these initiatives was a program known as “Rewiring for Growth,” which was designed to reduce cost and improve productivity through strategic sourcing of indirect spend, reducing corporate overhead and work throughout the Company’s stores, rationalization of inventory categories, and realignment of pharmacy operations.  These initiatives were completed in fiscal 2011.  The Company recorded $42 million of pre-tax charges in selling, general and administrative expenses in fiscal 2011 associated with the Rewiring for Growth program and $66 million in fiscal 2010.

Additionally, as a part of the Company’s Customer Centric Retailing (CCR) initiative, it has modified the store format to enhance category layouts and adjacencies, shelf heights and sight lines, and brand and private brand assortments, all of which were designed to positively impact the shopper experience.  This initiative was completed in the first quarter of fiscal 2012.  In total, the Company converted 5,843 stores and opened 559 new stores with the CCR format.  In fiscal 2012, the Company incurred $33 million in total program costs, of which $15 million was included in selling, general and administrative expenses and $18 million in capital costs.  In fiscal 2011, the Company incurred $144 million in total program costs, of which $84 million was included in selling, general and administrative expenses and $60 million in capital costs.  In fiscal 2010, the Company incurred $71 million in total program costs, of which $45 million was included in selling, general and administrative expenses and $26 million in capital costs.

Leases	12 Months Ended
Aug. 31, 2012
Leases [Abstract]
Leases
(3)           Leases

The Company owns approximately 20% of its operating locations; the remaining locations are leased premises.  Initial terms are typically 20 to 25 years, followed by additional terms containing renewal options at five-year intervals, and may include rent escalation clauses.  The commencement date of all lease terms is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company has the right to control the property.  The Company recognizes rent expense on a straight-line basis over the term of the lease.  In addition to minimum fixed rentals, some leases provide for contingent rentals based upon a portion of sales.

Minimum rental commitments at August 31, 2012, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2013	$16	$2,447
2014	12	2,437
2015	11	2,385
2016	11	2,325
2017	9	2,250
Later	158	23,996
Total minimum lease payments	$217	$35,840

The capital lease amount includes $122 million of executory costs and imputed interest.  Total minimum lease payments have not been reduced by minimum sublease rentals of approximately $29 million on leases due in the future under non-cancelable subleases.

The Company provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  In fiscal 2012, 2011 and 2010, the Company recorded charges of $20 million, $54 million and $90 million, respectively, for facilities that were closed or relocated under long-term leases.  These charges are reported in selling, general and administrative expenses on the Consolidated Statements of Comprehensive Income.

The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2012	2011
Balance – beginning of period	$145	$151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance – end of period	$117	$145

The Company remains secondarily liable on 24 assigned leases.  The maximum potential undiscounted future payments are $15 million at August 31, 2012.  Lease option dates vary, with some extending to 2041.

Rental expense, which includes common area maintenance, insurance and taxes, was as follows (in millions):

	2012	2011	2010
Minimum rentals	$2,585	$2,506	$2,218
Contingent rentals	6	9	9
Less: Sublease rental income	(20)	(15)	(9)
	$2,571	$2,500	$2,218

Acquisitions	12 Months Ended
Aug. 31, 2012
Acquisitions [Abstract]
Acquisitions
(4)      Acquisitions and Divestitures

In May 2012, the Company completed its acquisition of certain assets of BioScrip, Inc.’s (BioScrip) community specialty pharmacies and centralized specialty and mail services pharmacy business for $144 million plus inventory.  Based on preliminary purchase accounting, the acquisition added $92 million to goodwill and $50 million to other intangible assets.  The addition of BioScrip's community specialty pharmacies and centralized specialty and mail services pharmacy businesses advances community pharmacy and brings additional specialty pharmacy products and services closer to patients.

In February 2012, the Company purchased Crescent Pharmacy Holdings, LLC (Crescent), an infusion pharmacy business, for $73 million, net of assumed cash.  The Crescent acquisition added $28 million to goodwill and $26 million to intangible assets, primarily payer contracts.  The acquisition is a strategic investment to expand the Company’s infusion services in select California markets.

The aggregate purchase price of all business and intangible asset acquisitions, excluding BioScrip and Crescent, was $259 million in fiscal 2012.  These acquisitions added $220 million to intangible assets, primarily prescription files.  The remaining fair value relates to immaterial amounts of tangible assets, less liabilities assumed.  Operating results of businesses acquired have been included in the Consolidated Statements of Comprehensive Income from their respective acquisition dates forward and were not material.

In fiscal 2011, the Company acquired drugstore.com, inc. (drugstore.com) for cash proceeds of $398 million including the assumption of $17 million of debt.  The acquisition added $156 million to goodwill and $160 million related to intangible assets.   The addition of drugstore.com's online business across its health, personal care, beauty and vision categories better positions the Company as the most convenient multichannel retailer of health and daily living needs in America.

Also in fiscal 2011, the Company completed the sale of its pharmacy benefit management business, Walgreens Health Initiatives, Inc. (WHI), to Catalyst Health Solutions, Inc. (Catalyst) in a cash transaction for $525 million, $40 million of which was withheld in escrow.  Net cash proceeds related to the transaction were $442 million.  The Company recorded a pre-tax gain in the fourth quarter of fiscal 2011 of $434 million on the transaction.  In fiscal 2012, the Company made a payment of $45 million to Catalyst reflecting a net working capital adjustment to the sales price.

Equity Method Investments	12 Months Ended
Aug. 31, 2012
Equity Method Investments [Abstract]
Equity Method Investments [Text Block]
(5)  Equity Method Investments

Equity method investments as of August 31, 2012 and 2011, were as follows (in millions, except percentages):

	2012		2011
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Alliance Boots	$6,140	45%	$-	-
Other equity method investments	7	30% - 50%	7	30% - 50%
Total equity method investments	$6,147		$7

Alliance Boots

On August 2, 2012, the Company acquired 45% of the issued and outstanding share capital of Alliance Boots in exchange for $4.025 billion in cash and approximately 83.4 million shares of Company common stock.  The agreement also provides a call option that allows the Company to acquire the remaining 55% of Alliance Boots in exchange for an additional £3.1 billion in cash (approximately $5.0 billion using August 31, 2012 exchange rates) as well as an additional 144.3 million Company shares, subject to certain adjustments.  The call option can be exercised beginning six months prior to the third anniversary of the first step transaction (February 2, 2015) and ending on the third anniversary (August 2, 2015).  In the event that the Company does not exercise the option, under certain circumstances, Walgreens ownership of Alliance Boots will reduce from 45% to 42% in exchange for nominal consideration.

The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited that are described in the Form 8-K filed by the Company on June 19, 2012. The preliminary allocation resulted in $6.1 billion of the total consideration being allocated to the investment and $866 million being allocated to the call option based on their relative fair values.

The Company accounts for its 45% investment in Alliance Boots using the equity method of accounting.   Investments accounted for under the equity method are recorded initially at cost and subsequently adjusted for the Company’s share of the net income or loss and cash contributions and distributions to or from these entities.  Because the underlying net assets in Alliance Boots are denominated in a foreign currency, translation gains or losses will impact the recorded value of the Company’s investment.  The Company adopted a one-month lag in reporting equity income in Alliance Boots and as a result, no earnings or translation adjustments were recorded in fiscal 2012.  The Company’s investment is recorded as “Equity investment in Alliance Boots” in the Consolidated Balance Sheet.

As of August 31, 2012, the Company’s investment in Alliance Boots of $6.1 billion exceeded its proportionate share of the net assets of Alliance Boots by $2.4 billion based on preliminary estimates. This premium of $2.4 billion is recognized as part of the carrying value in the Company’s equity investment in Alliance Boots.  The difference is primarily related to the fair value of Alliance Boots indefinite-lived intangible assets and goodwill.  The Company’s equity method income from the investment in Alliance Boots will be adjusted in future periods to reflect the amortization of fair value adjustments in certain definite-lived assets of Alliance Boots.  Based on its preliminary estimates, the Company expects the incremental amortization expense associated with the Alliance Boots investment to be approximately $75 million during fiscal 2013, with a larger amount recognized in the first quarter representing the inventory step-up, which is amortized over the first inventory turn.

Other Equity Method Investments

Other equity method investments relate to joint ventures associated with the purchase of Option Care, Inc. in fiscal 2007.  These investments are included within other non-current assets on the Consolidated Balance Sheet.  The Company’s share of equity income is reported within selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income.

Summarized Financial Information

Summarized financial information for the Company’s equity method investees is as follows:

Balance Sheet (in millions)

	At August 31,
	2012	2011
Current assets	$9,193	$12
Noncurrent assets	20,085	6
Current liabilities	7,254	2
Noncurrent liabilities	13,269	3
Equity (1)	8,755	13

Income Statement (in millions)

	Year Ended August 31,
	2012(2)	2011	2010
Net revenue	$37	$37	$31
Gross Profit	17	19	11
Net income	2	5	2
Share of pre-tax income from investments accounted for using the equity method(2)	1	2	1

(1) Equity includes $380 million related to non-controlling interests.
(2) The Company adopted a one-month lag in reporting its share of equity income in Alliance Boots and as a result, no earnings were recorded in fiscal 2012.

Goodwill and Intangibles	12 Months Ended
Aug. 31, 2012
Goodwill and Intangibles [Abstract]
Goodwill and Intangibles
(6)      Goodwill and Other Intangible Assets

Goodwill and other indefinite-lived intangible assets are not amortized, but are evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  The Company adopted in fiscal 2012 ASU 2011-08, Testing Goodwill for Impairment, which permits a qualitative assessment to determine whether it is more likely than not (a more than 50 percent likelihood) that the fair value of a reporting unit is less than its carrying amount, which would then require performing step one of impairment testing.  Otherwise, no further evaluation would be necessary.  As part of the Company’s impairment analysis for each reporting unit, the Company engaged a third party appraisal firm to assist in the determination of estimated fair value for each unit.  This determination included estimating the fair value using both the income and market approaches.  The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates.  The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping.

The determination of the fair value of the reporting units and the allocation of that value to individual assets and liabilities within those reporting units requires the Company to make significant estimates and assumptions.  These estimates and assumptions primarily include, but are not limited to: the selection of appropriate peer group companies; control premiums appropriate for acquisitions in the industries in which the Company competes; the discount rate; terminal growth rates; and forecasts of revenue, operating income, depreciation and amortization and capital expenditures.  The allocation requires several analyses to determine fair value of assets and liabilities including, among other things, purchased prescription files, customer relationships and trade names.  Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates.  Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on either the fair value of the reporting units, the amount of the goodwill impairment charge, or both.  The Company also compared the sum of the estimated fair values of its reporting units to the Company’s total value as implied by the market value of its equity and debt securities. This comparison indicated that, in total, its assumptions and estimates were reasonable.  However, future declines in the overall market value of the Company’s equity and debt securities may indicate that the fair value of one or more reporting units has declined below its carrying value.

One measure of the sensitivity of the amount of goodwill impairment charges to key assumptions is the amount by which each reporting unit “passed” (fair value exceeds the carrying amount) or “failed” (the carrying amount exceeds fair value) the first step of the goodwill impairment test. The Company’s reporting units’ fair values exceeded their carrying amounts by less than 10% to more than 140%. The fair value of one reporting unit exceeded its carrying amount by less than 10%. Goodwill allocated to this reporting unit was $255 million at May 31, 2012. For this reporting unit, relatively modest changes in the Company’s key assumptions may have resulted in the recognition of a goodwill impairment charge. The Company’s Long Term Care Pharmacy’s goodwill was impaired by $16 million in fiscal 2010 as a result of the asset sale agreement with Omnicare, Inc., which was signed on August 31, 2010.

Generally, changes in estimates of expected future cash flows would have a similar effect on the estimated fair value of the reporting unit. That is, a 1% change in estimated future cash flows would change the estimated fair value of the reporting unit by approximately 1%. The estimated long-term rate of net sales growth can have a significant impact on the estimated future cash flows, and therefore, the fair value of each reporting unit. For the reporting unit whose fair value exceeded carrying value by less than 10%, a 1% decrease in the long-term net sales growth rate would have resulted in the reporting unit failing the first step of the goodwill impairment test. Of the other key assumptions that impact the estimated fair values, most reporting units have the greatest sensitivity to changes in the estimated discount rate.  A 1% increase in estimated discount rate for the reporting unit whose fair value exceeded carrying value by less than 10% would also have resulted in the reporting unit failing step one. The Company believes that its estimates of future cash flows and discount rates are reasonable, but future changes in the underlying assumptions could differ due to the inherent uncertainty in making such estimates.

Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2012	2011
Net book value – September 1
Goodwill	$2,045	$1,915
Accumulated impairment losses	(28)	(28)
Total	2,017	1,887
Acquisitions	120	158
Other	24	(28)
Net book value – August 31	$2,161	$2,017

“Other” primarily represents immaterial purchase accounting adjustments for the Company’s acquisitions.

The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2012	2011
Gross Intangible Assets
Purchased prescription files	$984	$913
Favorable lease interests	388	385
Purchasing and payer contracts	334	308
Non-compete agreements	120	95
Trade name	189	71
Other amortizable intangible assets	4	4
Total gross intangible assets	2,019	1,776

Accumulated amortization
Purchased prescription files	(417)	(338)
Favorable lease interests	(109)	(76)
Purchasing and payer contracts	(119)	(94)
Non-compete agreements	(53)	(43)
Trade name	(32)	(11)
Other amortizable intangible assets	(3)	(2)
Total accumulated amortization	(733)	(564)
Total intangible assets, net	$1,286	$1,212

Amortization expense for intangible assets was $255 million in fiscal 2012, $219 million in fiscal 2011 and $182 million in fiscal 2010.  The weighted-average amortization period for purchased prescription files was seven years for fiscal 2012 and 2011.  The weighted-average amortization period for favorable lease interests was 11 years for fiscal 2012 and 2011.  The weighted-average amortization period for purchasing and payer contracts was 13 years for fiscal 2012 and 2011.  The weighted-average amortization period for non-compete agreements was six years for fiscal 2012 and five years for fiscal 2011.  The weighted-average amortization period for trade names was 13 years for fiscal 2012 and nine years for fiscal 2011.  The weighted-average amortization period for other amortizable intangible assets was 10 years for fiscal 2012 and 2011.

Expected amortization expense for intangible assets recorded at August 31, 2012, not including amounts related to Alliance Boots that will be amortized through equity method investment income, is as follows (in millions):

2013	2014	2015	2016	2017
$252	$217	$182	$144	$99

Income Taxes	12 Months Ended
Aug. 31, 2012
Income Taxes [Abstract]
Income Taxes
(7)      Income Taxes

The provision for income taxes consists of the following (in millions):

	2012	2011	2010
Current provision -
Federal	$890	$1,301	$1,129
State	120	147	90
	1,010	1,448	1,219
Deferred provision -
Federal	251	113	62
State	(12)	19	1
	239	132	63
Income tax provision	$1,249	$1,580	$1,282

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1	2.6	2.2
Medicare Part D Subsidy	-	-	1.3
Other	(0.1)	(0.8)	(0.5)
Effective income tax rate	37.0%	36.8%	38.0%

The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2012	2011
Deferred tax assets -
Postretirement benefits	$217	$214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal	1,289	1,444
Less: Valuation allowance	19	91
Total deferred tax assets	1,270	1,353
Deferred tax liabilities -
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Subtotal	1,974	1,732
Net deferred tax liabilities	$704	$379

At August 31, 2012, the Company has recorded deferred tax assets of $171 million reflecting the benefit of $328 million in federal and $1,248 million in state loss carryforwards.  These deferred tax assets will expire at various dates from 2013 through 2031.

The Company believes it is more likely than not that the benefit from certain net operating loss carryforwards will not be realized.  In recognition of this risk, the Company has recorded a valuation allowance of $19 million on certain deferred tax assets relating to these net operating losses as of August 31, 2012.

Income taxes paid were $1,203 million, $1,320 million and $1,195 million during the fiscal years ended August 31, 2012, 2011 and 2010, respectively.

ASC Topic 740, Income Taxes, provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return, including the decision whether to file in a particular jurisdiction.  All unrecognized benefits at August 31, 2012, and August 31, 2011, were classified as long-term liabilities on the Consolidated Balance Sheets.

The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2012 (in millions):

	2012	2011	2010
Balance at beginning of year	$94	$93	$128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	-	(2)	(6)
Balance at end of year	$197	$94	$93

At August 31, 2012, 2011 and 2010, $118 million, $81 million and $57 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

The Company recognizes interest and penalties in the income tax provision in its Consolidated Statements of Comprehensive Income.  At August 31, 2012, and August 31, 2011, the Company had accrued interest and penalties of $23 million and $24 million, respectively.

The Company files a consolidated U.S. federal income tax return, as well as income tax returns in various states.  It is no longer under audit examination for U.S. federal income tax purposes for any years prior to fiscal 2010.  One issue related to fiscal 2008 and 2009 remains unresolved and is currently in appeals.  The Company anticipates that this issue will be resolved in fiscal 2013. With few exceptions, it is no longer subject to state and local income tax examinations by tax authorities for years before fiscal 2006.

It is reasonably possible that the amount of the unrecognized tax benefit with respect to certain unrecognized tax positions will increase or decrease during the next 12 months; however, the Company does not expect the change to have a material effect on its results of operations or its financial position.

Short Term Borrowings and Long Term Debt	12 Months Ended
Aug. 31, 2012
Short Term Borrowings and Long Term Debt [Abstract]
Short Term Borrowings and Long Term Debt
(8)      Short-Term Borrowings and Long-Term Debt

Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2012	2011
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	$9	$8
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,305	-
Other	5	5
Total short-term borrowings	$1,319	$13

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	$-	$1,339
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,030	1,011
Bridge Facility (see Note 16)	3,000	-
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	52	54
	4,082	2,404
Less current maturities	(9)	(8)
Total long-term debt	$4,073	$2,396

On July 17, 2008, the Company issued notes totaling $1.3 billion bearing an interest rate of 4.875% paid semiannually in arrears on February 1 and August 1 of each year, beginning on February 1, 2009. The notes will mature on August 1, 2013. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were $9 million, which included $8 million in underwriting fees.  The fair value of the notes as of August 31, 2012 and 2011, was $1,350 million and $1,403 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

On January 13, 2009, the Company issued notes totaling $1.0 billion bearing an interest rate of 5.250% paid semiannually in arrears on January 15 and July 15 of each year, beginning on July 15, 2009. The notes will mature on January 15, 2019. The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.  If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.  The notes are unsecured senior debt obligations and rank equally with all other unsecured senior indebtedness of the Company. The notes are not convertible or exchangeable.  Total issuance costs relating to this offering were $8 million, which included $7 million in underwriting fees.  The fair value of the notes as of August 31, 2012 and 2011, was $1,160 million and $1,173 million, respectively.  Fair value for these notes was determined based upon quoted market prices.

On August 2, 2012, the Company borrowed $3.0 billion of its available $3.5 billion variable rate 364-day bridge term loan obtained in connection with the investment in Alliance Boots.  Interest was reset monthly based upon the one-month LIBOR plus a fixed margin, paid on a monthly basis.  In fiscal 2012, interest expense on the bridge loan was $21 million, which included $18 million in one-time costs.  On September 13, 2012, the Company repaid in full all amounts borrowed under the bridge loan with a portion of the net proceeds from a public offering of $4.0 billion of notes (see Note 16).

The Company has had no activity or outstanding balances in its commercial paper program since fiscal 2009.  In connection with the commercial paper program, the Company maintains two unsecured backup syndicated lines of credit that total $1.35 billion.  The first $500 million facility expires on July 20, 2015, and allows for the issuance of up to $250 million in letters of credit.  The second $850 million facility expires on July 23, 2017, and allows for the issuance of up to $200 million in letters of credit.  The issuance of letters of credit under either of these facilities reduces available borrowings.  The Company’s ability to access these facilities is subject to compliance with the terms and conditions of the credit facilities, including financial covenants.  The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.  At August 31, 2012, the Company was in compliance with all such covenants.  The Company pays a facility fee to the financing banks to keep these lines of credit active.  At August 31, 2012, there were no letters of credit issued against these credit facilities and the Company does not anticipate any future letters of credit to be issued against these facilities.

Financial Instruments	12 Months Ended
Aug. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
(9)      Financial Instruments

The Company uses derivative instruments to manage its interest rate exposure associated with some of its fixed-rate borrowings.  The Company does not use derivative instruments for trading or speculative purposes.  All derivative instruments are recognized in the Consolidated Balance Sheets at fair value.  The Company designates interest rate swaps as fair value hedges of fixed-rate borrowings.  For derivatives designated as fair value hedges, the change in the fair value of both the derivative instrument and the hedged item are recognized in earnings in the current period.  At the inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective for undertaking the hedge.  In addition, it assesses both at inception of the hedge and on an ongoing basis whether the derivative in the hedging transaction has been highly effective in offsetting changes in fair value of the hedged item and whether the derivative is expected to continue to be highly effective.  The impact of any ineffectiveness is recognized currently in earnings.

Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of nonperformance, but the Company regularly monitors the creditworthiness of each counterparty.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are recognized in interest expense on the Consolidated Statement of Comprehensive Income.  Fair value changes in derivatives that are designated and qualify as cash flow hedges are recorded in other comprehensive income, with any ineffectiveness recorded in interest expense.

In January 2010, the Company terminated its existing one-month future LIBOR swaps that converted all $1.3 billion of its 4.875% fixed-rate debt to floating.  Upon termination, the Company received payment from its counterparty that consisted of accrued interest and an amount representing the fair value of the swaps.  The related fair value benefit attributed to the Company’s debt continues to amortize over the life of the debt, which matures on August 1, 2013.  The Company then entered into six-month LIBOR in arrears swaps with two counterparties for all of its $1.3 billion 4.875% fixed-rate debt.

In May 2011, the Company entered into interest rate swaps with two counterparties converting $250 million of its 5.250% fixed-rate notes to a floating interest rate based on the six-month LIBOR in arrears plus a constant spread.  In March 2012, the Company entered into interest rate swaps with the same two counterparties converting an additional $250 million of its 5.250% fixed rate notes to a floating interest rate based on the one-month LIBOR in arrears plus a constant spread.  All swap termination dates coincide with the notes maturity date, January 15, 2019.

In the fourth quarter of fiscal 2012, the Company entered into three forward starting interest rate swap transactions locking in the then current interest rate on $1.0 billion of its anticipated debt issuance in connection with the Alliance Boots investment.  The swaps were terminated subsequent to year end when the hedged debt was issued in September 2012.  The swap transactions were designated as cash flow hedges.

The notional amounts of derivative instruments outstanding at August 31, 2012 and 2011, were as follows (in millions):

	2012	2011
Derivatives designated as hedges:
Interest rate swaps	$1,800	$1,550
Forward interest rate swaps	1,000	-

The changes in fair value of the notes attributable to the hedged risk are included in long-term debt on the Consolidated Balance Sheets (see Note 8) and amortized through maturity.  At August 31, 2012 and 2011, the Company had net unamortized fair value changes of $40 million and $57 million, respectively.  Changes in fair value of the cash flow hedges are included in other comprehensive income, with any ineffectiveness recorded directly to interest expense.  Upon termination of the cash flow hedges, cumulative changes included in other comprehensive income will be amortized with the anticipated debt’s cash flow.  No material fair value changes or ineffectiveness was recorded through other comprehensive income in fiscal 2012.

The fair value and balance sheet presentation of derivative instruments at August 31, 2012, were as follows (in millions):

	Location in Consolidated Balance Sheet	2012	2011
Asset derivatives designated as hedges:
Interest rate swaps	Other current assets	$24	$-
Forward interest rate swaps	Other non-current assets	-	-
Interest rate swaps	Other non-current assets	39	63

Gains and losses relating to the ineffectiveness of the Company’s derivative instruments are recorded in interest expense on the Consolidated Condensed Statement of Comprehensive Income. The Company recorded a $2 million gain in fiscal 2012 and $1 million in fiscal 2011.

Fair Value Measurements	12 Months Ended
Aug. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
(10)           Fair Value Measurements

The Company measures certain assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.  ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  In addition, it establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels:

Level 1 -	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2 -	Observable inputs other than quoted prices in active markets.
Level 3 -	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$820	$820	$-	$-
Interest rate swaps	63	-	63	-
Forward interest rate swaps	-	-	-	-

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

Interest rate swaps are valued using the six-month and one-month LIBOR in arrears rates.  See Note 9 for additional disclosure regarding financial instruments.

Assets measured at fair value on a nonrecurring basis were as follows (in millions):
	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Alliance Boots call option	$866	$-	$-	$866

The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of the certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited.

The Company reports its debt instruments under the guidance of ASC Topic 825, Financial Instruments, which requires disclosure of the fair value of the Company’s debt in the footnotes to the consolidated condensed financial statements.  See Note 8 for further details.

Commitments and Contingencies	12 Months Ended
Aug. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(11) Commitments and Contingencies

The Company is involved in legal proceedings, including the matters described below, and is subject to investigations, inspections, audits, inquiries and similar actions by governmental authorities, arising in the normal course of the Company’s business.  Litigation, in general, and securities and class action litigation, in particular, can be expensive and disruptive.  Some of these suits may purport or may be determined to be class actions and/or involve parties seeking large and/or indeterminate amounts, including punitive or exemplary damages, and may remain unresolved for several years.  From time to time, the Company is also involved in legal proceedings as a plaintiff involving antitrust, tax, contract, intellectual property and other matters.  Gain contingencies, if any, are recognized when they are realized.  The results of legal proceedings are often uncertain and difficult to predict, and the costs incurred in litigation can be substantial, regardless of the outcome.

On a quarterly basis, the Company assesses its liabilities and contingencies for outstanding legal proceedings and reserves are established on a case-by-case basis for those legal claims for which management concludes that it is probable that a loss will be incurred and that the amount of such loss can be reasonably estimated. Management's assessment of current litigation and other legal proceedings, including the corresponding accruals, could change because of the discovery of facts with respect to legal actions or other proceedings pending against the Company which are not presently known.  Adverse determinations by judges, juries or other parties could also result in changes to management’s assessment of current liabilities and contingencies.  The ultimate costs of resolving these claims may be substantially higher or lower than the amounts reserved.  Due to the inherent difficulty of predicting the outcome of litigation and other legal proceedings, the Company cannot predict the eventual outcome of these matters, and it is reasonably possible that some of them could be resolved unfavorably to the Company.  As a result, it is possible that the Company’s results of operations or cash flows in a particular fiscal period could be materially affected by an unfavorable resolution of pending litigation or contingencies.  However, based on its current knowledge, management does not expect reasonably possible losses relating to the outcome of current litigation and legal proceedings, after consideration of applicable reserves and rights to indemnification, to be material to the Company’s consolidated financial position.

On April 4, 2012,  the United States Drug Enforcement Administration (DEA) served administrative inspection warrants on six Walgreen retail pharmacies in Florida and removed certain controlled substance prescription records and other related documents.  DEA also served an inspection warrant and an administrative subpoena for records on the Walgreens distribution center in Jupiter, Florida.  DEA issued a separate administrative subpoena for records from the Walgreens facility in Orlando, Florida on August 8, 2012.  On September 14, 2012, DEA served an Order to Show Cause (OSC) and Immediate Suspension Order (ISO) on the Jupiter Distribution Center and placed under seal the controlled substance inventory at that facility.  Walgreens timely requested a hearing to demonstrate why DEA should not permanently revoke the controlled substance registration from the Jupiter Distribution Center.  On October 10, 2012, Walgreens filed a petition in the U.S. Court of Appeals for the District of Columbia challenging DEA’s authority to issue the ISO.

SEC regulations require disclosure of certain environmental matters when a governmental authority is a party to the proceedings and the proceedings involve potential monetary sanctions that management reasonably believes could exceed $100,000.  On July 2, 2012, a number of California District Attorneys served the Company with a civil complaint filed in the Alameda County Superior Court alleging certain violations of the state’s hazardous waste regulations related to the proper disposal of various materials from the Company’s retail stores and seeking injunctive relief, civil penalties and certain fees and expenses. The California District Attorneys filed an amended complaint on July 12, 2012, and a motion for preliminary injunction on August 6, 2012.  The Company intends to work with state and local officials in an effort to resolve this matter, but cannot predict the ultimate outcome of these efforts.

Capital Stock	12 Months Ended
Aug. 31, 2012
Capital Stock [Abstract]
Capital Stock
(12) Capital Stock

The Board of Directors' long-term capital policy is to maintain a strong balance sheet and financial flexibility; reinvest in its core strategies; invest in strategic opportunities that reinforce its core strategies and meet return requirements; and return surplus cash flow to shareholders in the form of dividends and share repurchases over the long term.  In connection with the Company’s capital policy, its Board of Directors authorized a share repurchase program (2009 repurchase program) and set a long-term dividend payout ratio target between 30 and 35 percent of net income.  The 2009 repurchase program, which was completed in September 2010, allowed for the repurchase of up to $2.0 billion of the Company’s common stock.  On October 13, 2010, the Board of Directors authorized the 2011 repurchase program, which was completed in July 2011, which allowed for the repurchase of up to $1.0 billion of the Company’s common stock.  On July 13, 2011, the Board of Directors authorized the 2012 repurchase program, which allows for the repurchase of up to $2.0 billion of the Company’s common stock prior to its expiration on December 31, 2015.  Activity related to these programs was as follows (in millions):

	Fiscal Year Ended
	2012	2011	2010
2009 stock repurchase program	$-	$360	$1,640
2011 stock repurchase program	-	1,000	-
2012 stock repurchase program	1,151	424	-
	$1,151	$1,784	$1,640

The Company determines the timing and amount of repurchases from time to time based on its assessment of various factors including prevailing market conditions, alternate uses of capital, liquidity, the economic environment and other factors.  The Company anticipates that the pace of any future share repurchase activity may be significantly curtailed from the levels achieved in the preceding two years due to its investment in Alliance Boots.  The timing and amount of these purchases may change at any time and from time to time.  The Company has and may from time to time in the future repurchase shares on the open market through Rule 10b5-1 plans, which enable a company to repurchase shares at times when it otherwise might be precluded from doing so under insider trading laws.

In addition, the Company continued to repurchase shares to support the needs of the employee stock plans.  Shares totaling $40 million were purchased to support the needs of the employee stock plans during fiscal 2012 as compared to $244 million in fiscal 2011.  At August 31, 2012, 58,849,238 shares of common stock were reserved for future issuances under the Company’s various employee benefit plans.

Stock Compensation Plans	12 Months Ended
Aug. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans

The Walgreen Co. Stock Purchase/Option Plan (Share Walgreens) provides for the granting of options to purchase common stock over a 10-year period to eligible non-executive employees upon the purchase of Company shares, subject to certain restrictions.  Employees may purchase Company shares through cash purchases or loans.  The option price is the closing price of a share of common stock on the grant date. Options may be granted under this Plan until September 30, 2012, for an aggregate of 42,000,000 shares of common stock.  At August 31, 2012, there were 13,366,481 shares available for future grants.  The options granted during fiscal 2012, 2011 and 2010 have a three-year vesting period.

The Walgreen Co. Executive Stock Option Plan provides for the granting of options to eligible key employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant.  Under this Plan, options may be granted until January 13, 2020, for an aggregate of 63,400,000 shares of common stock.  At August 31, 2012, 15,984,563 shares were available for future grants.  The options granted during fiscal 2012, 2011 and 2010 have a three-year vesting period.

The Walgreen Co. Broad Based Employee Stock Option Plan provides for the granting of options to eligible non-executive employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant.  Under this Plan, on March 11, 2003, substantially all non-executive employees, in conjunction with the opening of the Company's 4,000th store, were granted a stock option to purchase 100 shares.  The Plan authorized the grant of an aggregate of 15,000,000 shares of common stock.  At August 31, 2012, 7,905,555 shares were available for future grants.  The options vested and became exercisable on March 11, 2006, and any unexercised options will expire on March 10, 2013, subject to earlier termination if the optionee’s employment ends.

A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2011	49,033,846	$33.70	6.04	$193
Granted	7,801,023	38.34
Exercised	(3,245,380)	27.46
Expired/Forfeited	(3,553,520)	35.22
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Vested or expected to vest at August 31, 2012	29,037,001	$35.35	3.90	$108
Exercisable at August 31, 2012	20,147,917	$32.76	7.99	$65

The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Risk-free interest rate (1)	1.73%	2.12%	3.14%
Average life of option (years) (2)	7.9	7.2	7.3
Volatility (3)	27.02%	28.08%	28.01%
Dividend yield (4)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value
Granted at market price	$8.08	$8.12	$9.80

(1)	Represents the U.S. Treasury security rates for the expected term of the option.
(2)	Represents the period of time that options granted are expected to be outstanding. The Company analyzed separate groups of employees with similar exercise behavior to determine the expected term.
(3)	Volatility was based on historical and implied volatility of the Company’s common stock.
(4)	Represents the Company’s cash dividend for the expected term.

The intrinsic value for options exercised in fiscal 2012, 2011 and 2010 was $22 million, $33 million and $29 million, respectively.  The total fair value of options vested in fiscal 2012, 2011 and 2010 was $125 million, $58 million and $53 million, respectively.

Cash received from the exercise of options in fiscal 2012 was $89 million compared to $147 million in the prior year.  The related tax benefit realized was $8 million in fiscal 2012 compared to $14 million in the prior year.

The Walgreen Co. 1982 Employees Stock Purchase Plan permits eligible employees to purchase common stock at 90% of the fair market value at the date of purchase.  Employees may make purchases by cash, loans or payroll deductions up to certain limits. The aggregate number of shares that may be purchased under this Plan is 94,000,000.  At August 31, 2012, 16,610,192 shares were available for future purchase.

The Walgreen Co. Long-Term Performance Incentive Plan (amended and restated Restricted Performance Share Plan) was approved by shareholders on January 10, 2007.  The Plan offers performance-based incentive awards and equity-based awards to key employees.  The awards are subject to restrictions as to continuous employment except in the case of death, normal retirement or total and permanent disability. Restrictions generally lapse over a multiyear period from the date of grant.  The Long-Term Performance Incentive Plan was authorized to grant an aggregate of 10,000,000 shares of common stock.  As of August 31, 2012, 4,982,447 shares were available for future issuance under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

In fiscal 2009, the Company introduced the Restricted Stock Unit and Performance Share Plans under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis based on a three-year cliff vesting schedule for the annual restricted stock units and straight line over a three-year vesting schedule for the performance shares.

A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2011	48,046	$36.13
Granted	-	-
Forfeited	(3,690)	36.43
Vested	(31,355)	36.02
Nonvested at August 31, 2012	13,001	$36.33

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,911,237	$33.94
Granted	936,499	36.60
Dividends	64,986	-
Forfeited	(245,033)	33.01
Vested	(857,138)	34.95
Outstanding at August 31, 2012	1,810,551	$34.04

A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,819,668	$31.83
Granted	689,605	35.61
Forfeited	(215,948)	31.76
Vested	(313,298)	35.52
Outstanding at August 31, 2012	1,980,027	$32.57

The Walgreen Co. Nonemployee Director Stock Plan provides that each nonemployee director receives an equity grant of shares each year on November 1.  The number of shares granted is determined by dividing $155,000 by the price of a share of common stock on November 1.  Each nonemployee director may elect to receive this annual share grant in the form of shares or deferred stock units.   Each nonemployee director received a grant of 4,788 shares in fiscal 2012, 4,552 shares in fiscal 2011 and 4,097 shares in fiscal 2010.  New directors in any of the fiscal years earned a prorated amount.  Effective November 1, 2009, the payment of the annual retainer was changed to be paid only in the form of cash, which may still be deferred.  Previously, the annual retainer was paid one-half in cash and one-half in Walgreen Co. common stock.

A summary of total stock-based compensation expense follows:

	2012	2011	2010
Stock options	$62	$85	$78
Restricted stock units	24	20	13
Performance share plans	7	25	6
Employee stock purchase plan	6	5	5
	$99	$135	$102

Retirement Benefits	12 Months Ended
Aug. 31, 2012
Retirement Benefits [Abstract]
Retirement Benefits
(14)           Retirement Benefits

The principal retirement plan for employees is the Walgreen Profit-Sharing Retirement Trust, to which both the Company and participating employees contribute.  The Company's contribution, which has historically related to FIFO earnings before interest and taxes  and a portion of which is in the form of a guaranteed match, is determined annually at the discretion of the Board of Directors.  The profit-sharing provision was $283 million in fiscal 2012, $382 million in fiscal 2011 and $300 million in fiscal 2010.  The Company's contributions were $372 million in fiscal 2012, $322 million in fiscal 2011 and $293 million in fiscal 2010.

The Company provides certain health insurance benefits for retired employees who meet eligibility requirements, including age, years of service and date of hire.  The costs of these benefits are accrued over the service life of the employee. In fiscal 2012, the Company amended its prescription drug program for certain Medicare-eligible retirees to a group-based Company sponsored Medicare Part D program, or  employer group waiver program, effective January 1, 2013.  The Company's postretirement health benefit plan is not funded.

Components of net periodic benefit costs (in millions):

	2012	2011	2010
Service cost	$13	$15	$11
Interest cost	22	22	20
Amortization of actuarial loss	8	14	7
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	$33	$41	$28

Change in benefit obligation (in millions):

	2012	2011
Benefit obligation at September 1	$407	$441
Service cost	13	15
Interest cost	22	22
Amendments	(139)	-
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants’ contributions	5	4
Benefit obligation at August 31	$342	$407

Change in plan assets (in millions):

	2012	2011
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2012	2011
Funded status	$(342)	$(407)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(342)	$(407)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2012	2011
Current liabilities (present value of expected 2013 net benefit payments)	$(10)	$(11)
Non-current liabilities	(332)	(396)
Net liability recognized at August 31	$(342)	$(407)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2012	2011
Prior service credit	$(250)	$(121)
Net actuarial loss	161	117

Amounts expected to be recognized as components of net periodic costs for fiscal year 2013 (in millions):

2013
Prior service credit	$(22)
Net actuarial loss	11

The measurement date used to determine postretirement benefits is August 31.

The discount rate assumption used to compute the postretirement benefit obligation at year-end was 4.15% for 2012 and 5.40% for 2011.  The discount rate assumption used to determine net periodic benefit cost was 5.40%, 4.95% and 6.15% for fiscal years ending 2012, 2011 and 2010, respectively.  The consumer price index assumption used to compute the postretirement benefit obligation was 2.00% for 2012 and 2011.

Future benefit costs were estimated assuming medical costs would increase at a 7.25% annual rate, gradually decreasing to 5.25% over the next ten years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$2
Effect on postretirement obligation	(2)	12

Estimated future benefit payments and federal subsidy are as follows (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2013	$10	$-
2014	12	-
2015	13	-
2016	15	-
2017	16	-
2018-2022	107	1

Supplementary Financial Information	12 Months Ended
Aug. 31, 2012
Supplementary Financial Information [Abstract]
Supplementary Financial Information
(15) Supplementary Financial Information

Non-cash transactions in fiscal 2012 include $2,981 million in stock issuance relating to the investment in Alliance Boots, an $53 million decrease in the retiree medical liability and a $58 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2011 include $116 million in accrued liabilities related to the purchase of property and equipment, a $62 million increase in the retiree medical benefit liability and a $36 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2010 include a $95 million increase in the retiree medical benefit liability, a $29 million increase in the liability for dividends declared and $44 million in accrued liabilities related to the purchase of property and equipment.

Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2012	2011
Accounts receivable -
Accounts receivable	$2,266	$2,598
Allowance for doubtful accounts	(99)	(101)
	$2,167	$2,497
Other non-current assets -
Intangible assets, net (see Note 6)	$1,286	$1,212
Other	211	377
	$1,497	$1,589
Accrued expenses and other liabilities -
Accrued salaries	$772	$856
Taxes other than income taxes	454	489
Insurance	268	230
Profit sharing	166	253
Other	1,359	1,247
	$3,019	$3,075
Other non-current liabilities -
Postretirement health care benefits	$332	$396
Accrued rent	347	418
Insurance	408	346
Other	799	625
	$1,886	$1,785

Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August (1)	Fiscal Year
Fiscal 2012
Net Sales	$18,157	$18,651	$17,752	$17,073	$71,633
Gross Profit	5,104	5,389	5,014	4,835	20,342
Net Earnings	554	683	537	353	2,127
Per Common Share -
Basic	$.63	$.79	$.63	$.40	$2.43
Diluted	.63	.78	.62	.39	2.42
Cash Dividends Declared Per Common Share	$.225	$.225	$.225	$.275	$.950
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.175	$.175	$.175	$.225	$.750

(1)
Results for the fiscal quarter ending August 31, 2011 include a pre-tax gain of $434 million and $273 million, or $.30 per diluted share, after tax, from the sale of Walgreens Health Initiatives, Inc., a pharmacy benefit management business.

Common Stock Prices

Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2012 and 2011.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2012	High	$36.27	$34.60	$35.41	$36.08	$36.27
	Low	30.10	31.95	30.28	28.77	28.77
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17

Comparison of Five-Year Cumulative Total Return

The following graph compares the five-year cumulative total return of the Company's common stock with the S&P 500 Index and the Value Line Pharmacy Services Industry Index.  The graph assumes a $100 investment made August 31, 2007, and the reinvestment of all dividends.  The historical performance of the Company’s common stock is not necessarily indicative of future stock performance.

	Value of Investment at August 31,
	2007	2008	2009	2010	2011	2012
Walgreen Co.	$100.00	$81.71	$77.29	$62.41	$83.34	$87.08
S&P 500 Index	100.00	87.03	69.24	71.19	82.69	95.43
Value Line Pharmacy Services Industry Index	100.00	91.74	93.34	75.17	91.51	107.84

This performance graph and accompanying disclosure is not soliciting material, is not deemed filed with the SEC, and is not incorporated by reference in any of the Company’s filings under the Securities Act or the Exchange Act, irrespective of the timing of and any general incorporation language in such filing.

Subsequent Events	12 Months Ended
Aug. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(16) Subsequent Events

In connection with the Alliance Boots first-step transaction that closed on August 2, 2012, the Company borrowed $3.0 billion under a 364-day bridge loan facility.  On September 13, 2012, the Company repaid in full all amounts borrowed under the bridge loan facility with a portion of the net proceeds from a public offering of $4.0 billion of notes with varying maturities and interest rates, the majority of which are fixed rate.  In accordance with ASC Topic 470, Debt, the 364-day bridge loan facility was refinanced on a long-term basis prior to the financial statements being issued and as a result, outstanding borrowings under the bridge loan facility that existed as of August 31, 2012, are classified as long-term debt on the Company’s balance sheet.  The following details each tranche of notes issued on September 13, 2012:

Notes Issued (in Millions)	Maturity Date	Interest Rate	Interest Payment Dates
$550	March 13, 2014	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points	March 13, June 13, September 13 and December 13; commencing on December 13, 2012
750	March 13, 2015	Fixed 1.00%	March 13 and September 13; commencing on March 13, 2013
1,000	September 15, 2017	Fixed 1.80%	March 15 and September 15; commencing on March 15, 2013
1,200	September 15, 2022	Fixed 3.10%	March 15 and September 15; commencing on March 15, 2013
500	September 15, 2042	Fixed 4.40%	March 15 and September 15; commencing on March 15, 2013
$4,000

The Company may redeem the fixed rate notes at its option, at any time in whole, or from time to time in part, at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes being redeemed; and (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon (not including any portion of such payments of interest accrued as of the date of redemption), discounted to the date of redemption on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined), plus 12 basis points for the notes due 2015, 20 basis points for the notes due 2017, 22 basis points for the notes due 2022 and 25 basis points for the notes due 2042.  If a change of control triggering event occurs, the Company will be required, unless it has exercised its right to redeem the notes, to offer to purchase the notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, on the notes repurchased to the date of repurchase.  The notes are unsecured senior debt obligations and rank equally with all other unsecured and unsubordinated indebtedness of the Company.  Total issuance costs relating to the notes, including underwriting discounts and fees, were an estimated $25 million.

On September 17, 2012, the Company completed its purchase of USA Drug, a regional drugstore chain in the mid-South region of the United States, from Stephen L. LaFrance Holdings, Inc. and members of the LaFrance family.  The transaction includes 144 stores that operate under the USA Drug, Super D Drug, May’s Drug, Med-X and Drug Warehouse names located in Arkansas, Kansas, Mississippi, Missouri, New Jersey, Oklahoma and Tennessee.  The acquisition also includes corporate offices, a distribution center located in Pine Bluff, Arkansas, and a wholesale and private brand business.  Total consideration for the purchase was approximately $438 million subject to adjustment in certain circumstances.

Summary of Major Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2012
Summary of Major Accounting Policies [Abstract]
Basis of Presentation
Description of Business
The Company is principally in the retail drugstore business and its operations are within one reportable segment.  At August 31, 2012, there were 8,385 drugstore and other locations in all 50 states, the District of Columbia, Guam and Puerto Rico.  Prescription sales were 63.2% of total sales for fiscal 2012 compared to 64.7% in 2011 and 65.2% in 2010.

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany transactions have been eliminated.  The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include amounts based on management's prudent judgments and estimates. Actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.  Credit and debit card receivables from banks, which generally settle within two business days, of $88 million and $83 million were included in cash and cash equivalents at August 31, 2012 and 2011, respectively.  At August 31, 2012 and 2011, the Company had $820 million and $1,239 million, respectively, in money market funds, all of which was included in cash and cash equivalents.

The Company's cash management policy provides for controlled disbursement.  As a result, the Company had outstanding checks in excess of funds on deposit at certain banks.  These amounts, which were $256 million at August 31, 2012, and $229 million at August 31, 2011, are included in trade accounts payable in the accompanying Consolidated Balance Sheets.

In fiscal 2011, the Company held $191 million in restricted cash to support certain insurance obligations.  In fiscal 2012, the restricted cash was released and the obligations were supported by issued letters of credit.

Inventories
Inventories
Inventories are valued on a lower of last-in, first-out (LIFO) cost or market basis.  At August 31, 2012 and 2011, inventories would have been greater by $1,897 million and $1,587 million, respectively, if they had been valued on a lower of first-in, first-out (FIFO) cost or market basis.  As a result of declining inventory levels, the fiscal 2012 LIFO provision was reduced by $268 million of LIFO liquidation.  Inventory includes product costs, inbound freight, warehousing costs and vendor allowances not classified as a reduction of advertising expense.

Equity Method Investments
Equity Method Investments
The Company uses the equity method to account for investments in companies if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee.  The Company’s proportionate share of the net income or loss of these companies is included in consolidated net earnings.  Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions.

Cost of Sales
Cost of Sales
Cost of sales is derived based upon point-of-sale scanning information with an estimate for shrinkage and is adjusted based on periodic inventories.  In addition to product costs, cost of sales includes warehousing costs, purchasing costs, freight costs, cash discounts and vendor allowances.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses mainly consist of store salaries, occupancy costs, and expenses directly related to stores.  Other administrative costs include headquarters’ expenses, advertising costs (net of advertising revenue) and insurance.

Vendor Allowances
Vendor Allowances
Vendor allowances are principally received as a result of purchases, sales or promotion of vendors' products.  Allowances are generally recorded as a reduction of inventory and are recognized as a reduction of cost of sales when the related merchandise is sold.  Those allowances received for promoting vendors' products are offset against advertising expense and result in a reduction of selling, general and administrative expenses to the extent of advertising costs incurred, with the excess treated as a reduction of inventory costs.

Property and Equipment
Property and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of owned assets.  Leasehold improvements and leased properties under capital leases are amortized over the estimated useful life of the property or over the term of the lease, whichever is shorter.  Estimated useful lives range from 10 to 39 years for land improvements, buildings and building improvements; and 2 to 13 years for equipment.  Major repairs, which extend the useful life of an asset, are capitalized; routine maintenance and repairs are charged against earnings.  The majority of the business uses the composite method of depreciation for equipment.  Therefore, gains and losses on retirement or other disposition of such assets are included in earnings only when an operating location is closed, completely remodeled or impaired. Fully depreciated property and equipment are removed from the cost and related accumulated depreciation and amortization accounts.  Property and equipment consists of (in millions):

	2012	2011
Land and land improvements
Owned locations	$3,189	$3,209
Distribution centers	96	96
Other locations	232	240
Buildings and building improvements
Owned locations	3,684	3,651
Leased locations (leasehold improvements only)	1,518	1,235
Distribution centers	608	596
Other locations	525	372
Equipment
Locations	4,995	4,468
Distribution centers	1,158	1,098
Other locations	586	423
Capitalized system development costs	420	328
Capital lease properties	149	118
	17,160	15,834
Less: accumulated depreciation and amortization	5,122	4,308
	$12,038	$11,526

Depreciation expense for property and equipment was $841 million in fiscal 2012, $809 million in fiscal 2011 and $804 million in fiscal 2010.

The Company capitalizes application stage development costs for significant internally developed software projects, such as upgrades to the store point-of-sale system.  These costs are amortized over a five-year period.  Amortization expense was $70 million in fiscal 2012, $58 million in fiscal 2011 and $44 million in fiscal 2010.  Unamortized costs at August 31, 2012 and 2011, were $292 million and $230 million, respectively.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue at the time the customer takes possession of the merchandise.  Customer returns are immaterial.  Sales taxes are not included in revenue.

Revenue from the pharmacy benefit management (PBM) business was included in the Company’s Consolidated Statement of Comprehensive Income prior to being sold in fiscal 2011.  The services the Company provided to its PBM clients included: plan setup, claims adjudication with network pharmacies, formulary management, and reimbursement services.  Through its PBM, the Company acted as an agent in administering pharmacy reimbursement contracts and did not assume credit risk.  Therefore, revenue was recognized as only the differential between the amount receivable from the client and the amount owed to the network pharmacy.  The Company acted as an agent to its clients with respect to administrative fees for claims adjudication.  Those service fees were recognized as revenue.

Gift Cards
Gift Cards
The Company sells Walgreens gift cards to retail store customers and through its website.  The Company does not charge administrative fees on unused gift cards and most gift cards do not have an expiration date.  Income from gift cards is recognized when (1) the gift card is redeemed by the customer; or (2) the likelihood of the gift card being redeemed by the customer is remote (“gift card breakage”) and there is no legal obligation to remit the value of unredeemed gift cards to the relevant jurisdictions.  The Company’s gift card breakage rate is determined based upon historical redemption patterns.  Gift card breakage income, which is included in selling, general and administrative expenses, was not significant in fiscal 2012, 2011 or 2010.

Impaired Assets and Liabilities for Store Closings
Impaired Assets and Liabilities for Store Closings
The Company tests long-lived assets for impairment whenever events or circumstances indicate that a certain asset may be impaired.  Store locations that have been open at least five years are reviewed for impairment indicators at least annually.  Once identified, the amount of the impairment is computed by comparing the carrying value of the assets to the fair value, which is based on the discounted estimated future cash flows.  Impairment charges included in selling, general and administrative expenses were $27 million in fiscal 2012, $44 million in fiscal 2011 and $17 million in fiscal 2010.

The Company also provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  The reserve for store closings was $117 million, $145 million and $151 million in fiscal 2012, 2011 and 2010, respectively.  See Note 3 for additional disclosure regarding the Company’s reserve for future costs related to closed locations.

Advertising Costs
Advertising Costs
Advertising costs, which are reduced by the portion funded by vendors, are expensed as incurred.  Net advertising expenses, which are included in selling, general and administrative expenses, were $291 million in fiscal 2012, $271 million in fiscal 2011 and $271 million in fiscal 2010.  Included in net advertising expenses were vendor advertising allowances of $239 million in fiscal 2012, $218 million in fiscal 2011 and $197 million in fiscal 2010.

Stock-Based Compensation Plans
Stock-Based Compensation Plans
In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

Total stock-based compensation expense for fiscal 2012, 2011 and 2010 was $99 million, $135 million and $84 million, respectively.  The recognized tax benefit was $9 million, $49 million and $29 million for fiscal 2012, 2011 and 2010, respectively.

Unrecognized compensation cost related to non-vested awards at August 31, 2012, was $115 million.  This cost is expected to be recognized over a weighted average of three years.

Income Taxes
Income Taxes
The Company accounts for income taxes according to the asset and liability method. Under this method, deferred tax assets and liabilities are recognized based upon the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured pursuant to tax laws using rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

In determining the Company’s provision for income taxes, an annual effective income tax rate based on full-year income, permanent differences between book and tax income, and statutory income tax rates are used. The effective income tax rate also reflects the Company’s assessment of the ultimate outcome of tax audits. Discrete events such as audit settlements or changes in tax laws are recognized in the period in which they occur.

The Company is subject to routine income tax audits that occur periodically in the normal course of business.  U.S. federal, state and local and foreign tax authorities raise questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the tax benefits associated with its various tax filing positions, the Company records a tax benefit for uncertain tax positions using the highest cumulative tax benefit that is more likely than not to be realized. Adjustments are made to the liability for unrecognized tax benefits in the period in which the Company determines the issue is effectively settled with the tax authorities, the statute of limitations expires for the return containing the tax position or when more information becomes available. The Company’s liability for unrecognized tax benefits, including accrued penalties and interest, is included in other long-term liabilities on the Consolidated Balance Sheets and in income tax expense in the Consolidated Statements of Comprehensive Income.

Earnings Per Share
Earnings Per Share
The dilutive effect of outstanding stock options on earnings per share is calculated using the treasury stock method.  Stock options are anti-dilutive and excluded from the earnings per share calculation if the exercise price exceeds the average market price of the common shares.  Outstanding options to purchase common shares that were anti-dilutive and excluded from earnings per share totaled 32,593,870, 16,869,061 and 30,661,551 in fiscal 2012, 2011 and 2010, respectively.

Interest Expense
Interest Expense
The Company capitalized $9 million, $10 million and $12 million of interest expense as part of significant construction projects during fiscal 2012, 2011 and 2010, respectively.  Interest paid, which is net of capitalized interest, was $108 million in fiscal 2012 and $89 million in fiscal years 2011 and 2010.

New Accounting Pronouncements
New Accounting Pronouncements
In August 2010, the Financial Accounting Standards Board (FASB) issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet.  The proposed exposure draft states that lessees and lessors should apply a “right-of-use model” in accounting for all leases.  Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term.  The lease term is defined as the longest possible term that is “more likely than not” to occur.  The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset.  A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease.  On the basis of feedback received from comment letters, roundtables and outreach sessions, the FASB has made significant changes to the proposals in the exposure draft and therefore has decided to re-expose the revised exposure draft in the first quarter of calendar 2013.  The proposed standard, as currently drafted, will have a material impact on the Company’s reported results of operations and financial position.  The impact of this exposure draft is non-cash in nature and will not affect the Company’s cash position.

In July 2012, FASB issued Accounting Standards Update (ASU) 2012-02, which permits an entity to make a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset, other than goodwill, is impaired.  If an entity concludes, based on an evaluation of all relevant qualitative factors, that it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it will not be required to perform the quantitative impairment for that asset.  The ASU is effective for impairment tests performed for fiscal years beginning after September 15, 2012 (fiscal year 2014), with early adoption permitted.  The ASU will not have a material impact on the Company’s reported results of operations and financial position.  The impact is non-cash in nature and will not affect the Company’s cash position.

Insurance Policy
Insurance
The Company obtains insurance coverage for catastrophic exposures as well as those risks required by law to be insured.  It is the Company's policy to retain a significant portion of certain losses related to workers' compensation, property, comprehensive general, pharmacist and vehicle liability.  Liabilities for these losses are recorded based upon the Company's estimates for claims incurred and are not discounted.  The provisions are estimated in part by considering historical claims experience, demographic factors and other actuarial assumptions.

Preopening Expense Policy	Pre-Opening Expenses Non-capital expenditures incurred prior to the opening of a new or remodeled store are expensed as incurred.
Financial Instruments
Financial Instruments
The Company had $157 million and $143 million of outstanding letters of credit at August 31, 2012 and 2011, respectively, which guarantee the purchase of foreign goods, and additional outstanding letters of credit of $38 million and $40 million at August 31, 2012 and 2011, respectively, which guarantee payments of insurance claims.  The insurance claim letters of credit are annually renewable and will remain in place until the insurance claims are paid in full.  Letters of credit of $229 million and $13 million were outstanding at August 31, 2012, and August 31, 2011, respectively, to guarantee performance of construction contracts.  The Company pays a facility fee to the financing bank to keep these letters of credit active.  The Company had real estate development purchase commitments of $206 million and $240 million at August 31, 2012 and 2011, respectively.

The Company uses interest rate swaps to manage its interest rate exposure associated with some of its fixed-rate borrowings.  At August 31, 2012, $1.8 billion of fixed rate debt was converted to variable rate.  These swaps are accounted for according to ASC Topic 815, Derivatives and Hedging.  The swaps are measured at fair value in accordance with ASC Topic 820, Fair Value Measurement and Disclosures.  Additionally, in fiscal 2012, the Company entered into three forward starting interest rate swap transactions locking in fixed rates on $1.0 billion of its anticipated debt financing in connection with the Alliance Boots transaction, which debt was subsequently issued in fiscal 2013.  These swaps are designated as cash flow hedges and are measured at fair value.  See Notes 9 and 10 for additional disclosure regarding financial instruments.

Summary of Major Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2012
Summary of Major Accounting Policies [Abstract]
Schedule of property, plant and equipment
Property and equipment consists of (in millions):

	2012	2011
Land and land improvements
Owned locations	$3,189	$3,209
Distribution centers	96	96
Other locations	232	240
Buildings and building improvements
Owned locations	3,684	3,651
Leased locations (leasehold improvements only)	1,518	1,235
Distribution centers	608	596
Other locations	525	372
Equipment
Locations	4,995	4,468
Distribution centers	1,158	1,098
Other locations	586	423
Capitalized system development costs	420	328
Capital lease properties	149	118
	17,160	15,834
Less: accumulated depreciation and amortization	5,122	4,308
	$12,038	$11,526

Leases (Tables)	12 Months Ended
Aug. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Lease and Operating Lease
Minimum rental commitments at August 31, 2012, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2013	$16	$2,447
2014	12	2,437
2015	11	2,385
2016	11	2,325
2017	9	2,250
Later	158	23,996
Total minimum lease payments	$217	$35,840

Reserve for Facility Closings and Related Lease Termination Charges
The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2012	2011
Balance – beginning of period	$145	$151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance – end of period	$117	$145

Schedule of Rental Expense
Rental expense, which includes common area maintenance, insurance and taxes, was as follows (in millions):

	2012	2011	2010
Minimum rentals	$2,585	$2,506	$2,218
Contingent rentals	6	9	9
Less: Sublease rental income	(20)	(15)	(9)
	$2,571	$2,500	$2,218

Equity Method Investments (Tables)	12 Months Ended
Aug. 31, 2012
Equity Method Investments [Abstract]
Equity method investments
Equity method investments as of August 31, 2012 and 2011, were as follows (in millions, except percentages):

	2012		2011
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Alliance Boots	$6,140	45%	$-	-
Other equity method investments	7	30% - 50%	7	30% - 50%
Total equity method investments	$6,147		$7

Summarized balance sheet information of equity method investees
Summarized financial information for the Company’s equity method investees is as follows:

Balance Sheet (in millions)

	At August 31,
	2012	2011
Current assets	$9,193	$12
Noncurrent assets	20,085	6
Current liabilities	7,254	2
Noncurrent liabilities	13,269	3
Equity (1)	8,755	13

Income Statement (in millions)

	Year Ended August 31,
	2012(2)	2011	2010
Net revenue	$37	$37	$31
Gross Profit	17	19	11
Net income	2	5	2
Share of pre-tax income from investments accounted for using the equity method(2)	1	2	1

(1) Equity includes $380 million related to non-controlling interests.
(2) The Company adopted a one-month lag in reporting its share of equity income in Alliance Boots and as a result, no earnings were recorded in fiscal 2012.

Goodwill and Intangibles (Tables)	12 Months Ended
Aug. 31, 2012
Goodwill and Intangibles [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2012	2011
Net book value – September 1
Goodwill	$2,045	$1,915
Accumulated impairment losses	(28)	(28)
Total	2,017	1,887
Acquisitions	120	158
Other	24	(28)
Net book value – August 31	$2,161	$2,017

Schedule of Finite-Lived Intangible Assets by Major Class
The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2012	2011
Gross Intangible Assets
Purchased prescription files	$984	$913
Favorable lease interests	388	385
Purchasing and payer contracts	334	308
Non-compete agreements	120	95
Trade name	189	71
Other amortizable intangible assets	4	4
Total gross intangible assets	2,019	1,776

Accumulated amortization
Purchased prescription files	(417)	(338)
Favorable lease interests	(109)	(76)
Purchasing and payer contracts	(119)	(94)
Non-compete agreements	(53)	(43)
Trade name	(32)	(11)
Other amortizable intangible assets	(3)	(2)
Total accumulated amortization	(733)	(564)
Total intangible assets, net	$1,286	$1,212

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Expected amortization expense for intangible assets recorded at August 31, 2012, not including amounts related to Alliance Boots that will be amortized through equity method investment income, is as follows (in millions):

2013	2014	2015	2016	2017
$252	$217	$182	$144	$99

Income Taxes (Tables)	12 Months Ended
Aug. 31, 2012
Income Taxes [Abstract]
Provisions for income taxes and the difference between the statutory federal income tax rate and effective tax rate
The provision for income taxes consists of the following (in millions):

	2012	2011	2010
Current provision -
Federal	$890	$1,301	$1,129
State	120	147	90
	1,010	1,448	1,219
Deferred provision -
Federal	251	113	62
State	(12)	19	1
	239	132	63
Income tax provision	$1,249	$1,580	$1,282

The difference between the statutory federal income tax rate and the effective tax rate is as follows:

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1	2.6	2.2
Medicare Part D Subsidy	-	-	1.3
Other	(0.1)	(0.8)	(0.5)
Effective income tax rate	37.0%	36.8%	38.0%

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2012	2011
Deferred tax assets -
Postretirement benefits	$217	$214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal	1,289	1,444
Less: Valuation allowance	19	91
Total deferred tax assets	1,270	1,353
Deferred tax liabilities -
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Subtotal	1,974	1,732
Net deferred tax liabilities	$704	$379

Reconciliation of the total amounts of unrecognized tax benefits
The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2012 (in millions):

	2012	2011	2010
Balance at beginning of year	$94	$93	$128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	-	(2)	(6)
Balance at end of year	$197	$94	$93

Short Term Borrowings and Long Term Debt (Tables)	12 Months Ended
Aug. 31, 2012
Short Term Borrowings and Long Term Debt [Abstract]
Short-Term Borrowings and Long-Term Debt
Short-term borrowings and long-term debt consists of the following at August 31 (in millions):

	2012	2011
Short-Term Borrowings -
Current maturities of loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	$9	$8
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,305	-
Other	5	5
Total short-term borrowings	$1,319	$13

Long-Term Debt -
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	$-	$1,339
5.250% unsecured notes due 2019 net of unamortized discount and interest rate swap fair market value adjustment (see Note 9)	1,030	1,011
Bridge Facility (see Note 16)	3,000	-
Loans assumed through the purchase of land and buildings; various interest rates from 5.00% to 8.75%; various maturities from 2013 to 2035	52	54
	4,082	2,404
Less current maturities	(9)	(8)
Total long-term debt	$4,073	$2,396

Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2012
Financial Instruments [Abstract]
Notional amounts of derivative instruments outstanding
The notional amounts of derivative instruments outstanding at August 31, 2012 and 2011, were as follows (in millions):

	2012	2011
Derivatives designated as hedges:
Interest rate swaps	$1,800	$1,550
Forward interest rate swaps	1,000	-

Fair value balance sheet presentation
The fair value and balance sheet presentation of derivative instruments at August 31, 2012, were as follows (in millions):

	Location in Consolidated Balance Sheet	2012	2011
Asset derivatives designated as hedges:
Interest rate swaps	Other current assets	$24	$-
Forward interest rate swaps	Other non-current assets	-	-
Interest rate swaps	Other non-current assets	39	63

Fair Value Measurements (Tables)	12 Months Ended
Aug. 31, 2012
Fair Value Measurements [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$820	$820	$-	$-
Interest rate swaps	63	-	63	-
Forward interest rate swaps	-	-	-	-

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

Assets measured at fair value on a non-recurring basis	Assets measured at fair value on a nonrecurring basis were as follows (in millions):
	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Alliance Boots call option	$866	$-	$-	$866

Stock Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2012
Stock Compensation Plans [Abstract]
Stock Option Plans
A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2011	49,033,846	$33.70	6.04	$193
Granted	7,801,023	38.34
Exercised	(3,245,380)	27.46
Expired/Forfeited	(3,553,520)	35.22
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Vested or expected to vest at August 31, 2012	29,037,001	$35.35	3.90	$108
Exercisable at August 31, 2012	20,147,917	$32.76	7.99	$65

Restricted Stock Awards and Stock Unit Plan
summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2011	48,046	$36.13
Granted	-	-
Forfeited	(3,690)	36.43
Vested	(31,355)	36.02
Nonvested at August 31, 2012	13,001	$36.33

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,911,237	$33.94
Granted	936,499	36.60
Dividends	64,986	-
Forfeited	(245,033)	33.01
Vested	(857,138)	34.95
Outstanding at August 31, 2012	1,810,551	$34.04

Assumptions Used to Determined Fair Value of Each Option Grant Using the Black-Scholes Option Pricing Model
The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Risk-free interest rate (1)	1.73%	2.12%	3.14%
Average life of option (years) (2)	7.9	7.2	7.3
Volatility (3)	27.02%	28.08%	28.01%
Dividend yield (4)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value
Granted at market price	$8.08	$8.12	$9.80

Summary information relative to the Performance Share Plan
A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,819,668	$31.83
Granted	689,605	35.61
Forfeited	(215,948)	31.76
Vested	(313,298)	35.52
Outstanding at August 31, 2012	1,980,027	$32.57

Stock-based Compensation Expense by Plan
summary of total stock-based compensation expense follows:

	2012	2011	2010
Stock options	$62	$85	$78
Restricted stock units	24	20	13
Performance share plans	7	25	6
Employee stock purchase plan	6	5	5
	$99	$135	$102

Retirement Benefits (Tables)	12 Months Ended
Aug. 31, 2012
Retirement Benefits [Abstract]
Schedule of retirement benefit plans disclosures
Components of net periodic benefit costs (in millions):

	2012	2011	2010
Service cost	$13	$15	$11
Interest cost	22	22	20
Amortization of actuarial loss	8	14	7
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	$33	$41	$28

Change in benefit obligation (in millions):

	2012	2011
Benefit obligation at September 1	$407	$441
Service cost	13	15
Interest cost	22	22
Amendments	(139)	-
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants’ contributions	5	4
Benefit obligation at August 31	$342	$407

Change in plan assets (in millions):

	2012	2011
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2012	2011
Funded status	$(342)	$(407)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(342)	$(407)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2012	2011
Current liabilities (present value of expected 2013 net benefit payments)	$(10)	$(11)
Non-current liabilities	(332)	(396)
Net liability recognized at August 31	$(342)	$(407)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2012	2011
Prior service credit	$(250)	$(121)
Net actuarial loss	161	117

Amounts expected to be recognized as components of net periodic costs for fiscal year 2013 (in millions):

2013
Prior service credit	$(22)
Net actuarial loss	11

Effect of one percentage point change in assumed health care cost trend rate
A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$2
Effect on postretirement obligation	(2)	12

Estimated future benefit payments and federal subsidy
Estimated future benefit payments and federal subsidy are as follows (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2013	$10	$-
2014	12	-
2015	13	-
2016	15	-
2017	16	-
2018-2022	107	1

Supplementary Financial Information (Tables)	12 Months Ended
Aug. 31, 2012
Supplementary Financial Information [Abstract]
Assets and liabilities included in consolidated balance sheet captions
Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2012	2011
Accounts receivable -
Accounts receivable	$2,266	$2,598
Allowance for doubtful accounts	(99)	(101)
	$2,167	$2,497
Other non-current assets -
Intangible assets, net (see Note 6)	$1,286	$1,212
Other	211	377
	$1,497	$1,589
Accrued expenses and other liabilities -
Accrued salaries	$772	$856
Taxes other than income taxes	454	489
Insurance	268	230
Profit sharing	166	253
Other	1,359	1,247
	$3,019	$3,075
Other non-current liabilities -
Postretirement health care benefits	$332	$396
Accrued rent	347	418
Insurance	408	346
Other	799	625
	$1,886	$1,785

Summary of quarterly results
Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August (1)	Fiscal Year
Fiscal 2012
Net Sales	$18,157	$18,651	$17,752	$17,073	$71,633
Gross Profit	5,104	5,389	5,014	4,835	20,342
Net Earnings	554	683	537	353	2,127
Per Common Share -
Basic	$.63	$.79	$.63	$.40	$2.43
Diluted	.63	.78	.62	.39	2.42
Cash Dividends Declared Per Common Share	$.225	$.225	$.225	$.275	$.950
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.175	$.175	$.175	$.225	$.750

(1)
Results for the fiscal quarter ending August 31, 2011 include a pre-tax gain of $434 million and $273 million, or $.30 per diluted share, after tax, from the sale of Walgreens Health Initiatives, Inc., a pharmacy benefit management business.

Common stock price high and low sales price for each quarter.
Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2012 and 2011.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2012	High	$36.27	$34.60	$35.41	$36.08	$36.27
	Low	30.10	31.95	30.28	28.77	28.77
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17

Five-year cumulative total return on common stock
The historical performance of the Company’s common stock is not necessarily indicative of future stock performance.

	Value of Investment at August 31,
	2007	2008	2009	2010	2011	2012
Walgreen Co.	$100.00	$81.71	$77.29	$62.41	$83.34	$87.08
S&P 500 Index	100.00	87.03	69.24	71.19	82.69	95.43
Value Line Pharmacy Services Industry Index	100.00	91.74	93.34	75.17	91.51	107.84

Subsequent Events (Tables)	12 Months Ended
Aug. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
The following details each tranche of notes issued on September 13, 2012:

Notes Issued (in Millions)	Maturity Date	Interest Rate	Interest Payment Dates
$550	March 13, 2014	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points	March 13, June 13, September 13 and December 13; commencing on December 13, 2012
750	March 13, 2015	Fixed 1.00%	March 13 and September 13; commencing on March 13, 2013
1,000	September 15, 2017	Fixed 1.80%	March 15 and September 15; commencing on March 15, 2013
1,200	September 15, 2022	Fixed 3.10%	March 15 and September 15; commencing on March 15, 2013
500	September 15, 2042	Fixed 4.40%	March 15 and September 15; commencing on March 15, 2013
$4,000

Summary of Major Accounting Policies (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Summary of Major Accounting Policies [Abstract]
Number of drugstores and other locations (in stores)	8,385
Number of states that have store locations	50
Prescription sales as a percentage of total sales (in hundredths)	63.20%	64.70%	65.20%
Credit and debit card receivables	$ 88,000,000	$ 83,000,000
Money market funds	820,000,000	1,239,000,000
Outstanding checks in excess of funds on deposit at certain banks	256,000,000	229,000,000
Restricted cash		191,000,000
Outstanding letters of credit that guarantee foreign trade purchases	157,000,000	143,000,000
Outstanding letters of credit that guarantee payments of insurance claims	38,000,000	40,000,000
Outstanding letters of credit that guarantee performance of construction contracts	229,000,000	13,000,000
Real estate development purchase commitments	206,000,000	240,000,000
Value of debt converted from fixed to variable rate	1,800,000,000
Number of forward starting interest rate swap held	3
Long-term financing in connection with the Alliance Boots transaction for which fixed rate were locked in	1,000,000,000
Inventory increase in carrying amount if valued on FIFO basis	1,897,000,000	1,587,000,000
LIFO liquidation	268,000,000
Property, Plant and Equipment [Line Items]
Property and equipment	17,160,000,000	15,834,000,000
Less: accumulated depreciation and amortization	5,122,000,000	4,308,000,000
Property and equipment, net	12,038,000,000	11,526,000,000
Depreciation expense for property and equipment	841,000,000	809,000,000	804,000,000
Internally developed software amortization	70,000,000	58,000,000	44,000,000
Unamortized capitalized software costs	292,000,000	230,000,000
Impairment charges included in selling, general and administrative expenses	27,000,000	44,000,000	17,000,000
Reserve for store closings	117,000,000	145,000,000	151,000,000
Net advertising expenses	291,000,000	271,000,000	271,000,000
Vendor advertising allowances	239,000,000	218,000,000	197,000,000
Total stock-based compensation expense	99,000,000	135,000,000	84,000,000
Recognized tax benefit, stock-based compensation	9,000,000	49,000,000	29,000,000
Unrecognized compensation cost related to non-vested awards	115,000,000
Share-based compensation cost not yet recognized, period for recognition (in years)	3 years
Outstanding options to purchase common shares excluded from earnings per share calculations (in shares)	32,593,870	16,869,061	30,661,551
Capitalized interest as a part of significant construction projects	9,000,000	10,000,000	12,000,000
Interest paid, net of capitalized interest	108,000,000	89,000,000	89,000,000
Land and Land Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,189,000,000	3,209,000,000
Land and Land Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	96,000,000	96,000,000
Land and Land Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	232,000,000	240,000,000
Building and Building Improvements [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,684,000,000	3,651,000,000
Building and Building Improvements [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	608,000,000	596,000,000
Building and Building Improvements [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	525,000,000	372,000,000
Building and Building Improvements [Member] | Leased Location (Leasehold Improvement) [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,518,000,000	1,235,000,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	10
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	39
Equipment [Member] | Owned Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,995,000,000	4,468,000,000
Equipment [Member] | Distribution Centers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,158,000,000	1,098,000,000
Equipment [Member] | Other Locations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	586,000,000	423,000,000
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	2
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range (in years)	13
Capitalized System Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	420,000,000	328,000,000
Capital Lease Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 149,000,000	$ 118,000,000

Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Restructuring [Line Items]
Pre-tax charges associated with Company's restructuring initiatives		$ 42	$ 66
Customer Centric Retailing Initiative [Abstract]
Customer Centric Retailing program costs - selling, general and administrative expenses	15	84	45
Number of stores converted to date	5,843
Number of new stores opened to date	559
Total restructuring program costs related to the Customer Centric Retailing initiative	33	144	71
Amount of total restructuring program costs included in selling, general and administrative expenses	15	84	45
Amount of total restructuring program costs that were capitalized	$ 18	$ 60	$ 26

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Leases [Abstract]
Percentage of operating locations (in hundredths)	20.00%
Initial term of operating lease, lower range	20
Initial term of operating lease, upper range	25
Cancellation option intervals related to additional terms of lease	five-year intervals
Executory costs and imputed interest	$ 122
Minimum sublease rentals	29
Charges related to facilities that were closed or relocated	20	54	90
Number of assigned leases (in number of lease)	24
Maximum potential undiscounted future payments	15
Capital Leases, Future Minimum Payments Due [Abstract]
2013	16
2014	12
2015	11
2016	11
2017	9
Later	158
Total minimum lease payments	217
Operating Leases, Future Minimum Payments Due [Abstract]
2013	2,447
2014	2,437
2015	2,385
2016	2,325
2017	2,250
Later	23,996
Total minimum lease payments	35,840
Changes in Reserve for Facility Closings and Related Lease Termination Charges [Roll Forward]
Balance - beginning of period	145	151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations, and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance - end of period	117	145	151
Rent Expense, Net [Abstract]
Minimum rentals	2,585	2,506	2,218
Contingent rentals	6	9	9
Less: Sublease rental income	20	15	9
Total rental expense	$ 2,571	$ 2,500	$ 2,218

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale of business	$ 0	$ 434	$ 0
Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, weighted average useful life (in years)	13 years	9 years
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, weighted average useful life (in years)	10 years	10 years
Walgreens Health Initiatives Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of cash transaction		525
Amount held in escrow		40
Net cash proceeds from sale		442
Pre-tax gain on sale of business		434
Payment to acquirer reflecting a net working capital adjustment to sales price	45
BioScrip [Member]
Business Acquisition [Line Items]
Intangible assets	50
Goodwill	92
Net cash paid	144
Crescent [Member]
Business Acquisition [Line Items]
Intangible assets	26
Goodwill	28
Net cash paid	73
Drugstore.com [Member]
Business Acquisition [Line Items]
Total purchase price (including the assumption of debt)		398
Intangible assets		160
Goodwill		156
Debt assumed		17
All business and intangible asset acquisitions, excluding drugstore.com [Member]
Business Acquisition [Line Items]
Intangible assets	220
Net cash paid	$ 259

Equity Method Investments (Details)	12 Months Ended												12 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2012 Alliance Boots [Member] USD ($)	Aug. 31, 2012 Alliance Boots [Member] GBP (£)	Aug. 31, 2011 Alliance Boots [Member] USD ($)	Aug. 31, 2012 Other equity method investments [Member] USD ($)	Aug. 31, 2011 Other equity method investments [Member] USD ($)	Aug. 31, 2012 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2011 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2012 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2011 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2012 Total [Member] USD ($)	Aug. 31, 2011 Total [Member] USD ($)	Aug. 31, 2010 Total [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 6,140,000,000	$ 0		$ 6,140,000,000		$ 0	$ 7,000,000	$ 7,000,000					$ 6,147,000,000	$ 7,000,000
Ownership percentage (in hundredths)				45.00%		0.00%			30.00%	30.00%	50.00%	50.00%
Cash paid to acquire investment	4,025,000,000	0	0	4,025,000,000
Shares issued for Investment in Alliance Boots (in shares)				83.4
Remaining ownership subject to call option (in hundredths)				55
Cash price to exercise call option				5,000,000,000	3,100,000,000
Shares to be issued upon exercise of call option (in shares)				144,300,000
Exercise dates				The call option can be exercised beginning six months prior to the third anniversary of the first step transaction (February 2 2015) and ending on the third anniversary (August 2 2015).
Reduced ownership percentage if call option is not exercised (in hundredths)				42.00%
Fair value of call option	866,000,000	0
Non-controlling interests													(380,000,000)
Adjustment for purchase price allocation				2,400,000,000
Expected incremental amortization expense				75,000,000
Balance Sheet [Abstract]
Current assets								12,000,000					9,193,000,000
Noncurrent assets								6,000,000					20,085,000,000
Current liabilities								2,000,000					7,254,000,000
Noncurrent liabilities								3,000,000					13,269,000,000
Shareholders' Equity								13,000,000					8,755,000,000
Income Statement [Abstract]
Net revenue													37,000,000	37,000,000	31,000,000
Gross Profit													17,000,000	19,000,000	11,000,000
Net income													2,000,000	5,000,000	2,000,000
Share of pre-tax income from investments accounted for using the equity method													$ 1,000,000	$ 2,000,000	$ 1,000,000

Goodwill and Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Goodwill and Intangibles [Abstract]
Percentage by which fair value exceeds carrying amount, minimum (in hundredths)	10.00%
Percentage by which fair value exceeds carrying amount, more than this percentage, maximum (in hundredths)	140.00%
Number of reporting unites where fair value exceeds carrying amount by less than ten percent (in number of units)	1
Goodwill allocated to reporting units	$ 255
Amount of Long Term Care Pharmacy's goodwill impaired as result of asset sale agreement			16
Change in estimated future cash flows (in hundredths)	1.00%
Percentage decrease in estimated fair value of reporting unit (in hundredths)	1.00%
Decrease in the long-term net sales growth rate resulting in impact to estimated cash flows (in hundredths)	1.00%
Percentage point increase in estimated discount rates for reporting units whose fair value exceeded carrying value (in hundredths)	1.00%
Goodwill [Roll Forward]
Goodwill			1,915
Accumulated impairment losses			28
Acquisitions	120	158
Other	24	(28)
Net book value - Ending Period	2,161	2,017
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Net	1,286	1,212
Amortization expense for intangible assets	255	219	182
Estimated annual intangible assets amortization expense [Abstract]
2013	252
2014	217
2015	182
2016	144
2017	99
Purchased Prescription File [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	984	913
Accumulated amortization	(417)	(338)
Weighted-average amortization period (in years)	7 years	7 years	7 years
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	388	385
Accumulated amortization	(109)	(76)
Weighted-average amortization period (in years)	11 years	11 years
Purchasing and Payer Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	334	308
Accumulated amortization	(119)	(94)
Weighted-average amortization period (in years)	13 years	13 years
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	120	95
Accumulated amortization	(53)	(43)
Weighted-average amortization period (in years)	6 years	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	189	71
Accumulated amortization	(32)	(11)
Weighted-average amortization period (in years)	13 years	9 years
Other Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	4	4
Accumulated amortization	$ (3)	$ (2)
Weighted-average amortization period (in years)	10 years	10 years

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current provision [Abstract]
Federal	$ 890	$ 1,301	$ 1,129
State	120	147	90
Deferred provision [Abstract]
Federal	251	113	62
State	(12)	19	1
Total Deferred Provision for income taxes	239	132	63
Total Current and Deferred Provision for income taxes	1,249	1,580	1,282
Difference between statutory federal income tax rate and effective tax rate [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.10%	2.60%	2.20%
Medicare Part D Subsidy	0.00%	0.00%	1.30%
Other	(0.10%)	(0.80%)	(0.50%)
Effective income tax rate	37.00%	36.80%	38.00%
Deferred tax assets [Abstract]
Postretirement benefits	217	214
Compensation and benefits	182	165
Insurance	157	226
Accrued rent	142	112
Tax benefits	214	327
Stock compensation	189	179
Inventory	96	143
Other	92	78
Subtotal deferred tax assets	1,289	1,444
Less: Valuation Allowance	19	91
Total Deferred Tax Assets	1,270	1,353
Deferred tax liabilities [Abstract]
Accelerated depreciation	1,332	1,176
Inventory	534	476
Intangible assets	28	49
Other	80	31
Total Deferred Tax Liabilities	1,974	1,732
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	171
Net deferred tax liabilities	704	379
Income taxes paid	1,203	1,320	1,195
Balance at beginning of year	94	93	128
Gross increases related to tax positions in a prior period	100	25	12
Gross decreases related to tax positions in a prior period	(49)	(68)	(57)
Gross increases related to tax positions in the current period	53	54	37
Settlements with taxing authorities	(1)	(8)	(21)
Lapse of statute of limitations	0	(2)	(6)
Balance at end of year	197	94	93
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	118	81	57
Accrued Interest and penalties in income tax provision	23	24
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	328
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,248

Short Term Borrowings and Long Term Debt (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Short-Term Borrowings [Abstract]
Other short-term borrowings	$ 1,319,000,000	$ 13,000,000
Number of unsecured backup syndicated lines of credit	2
Long-Term Debt [Abstract]
Total Long-term Debt including Current Maturities	4,082,000,000	2,404,000,000
Total-long term debt	4,073,000,000	2,396,000,000
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,350,000,000
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2012, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0
Syndicated Line of Credit Expiring 2015 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500,000,000
Expiration date	Jul 20, 2015
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	250,000,000
Syndicated Line of Credit Expiring 2017 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	850,000,000
Expiration date	Jul 23, 2017
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	200,000,000
Bridge Facility [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	3,000,000,000	0
Issuance date of note	Aug 2, 2012
Maturity date of note	Sep 13, 2012
Face amount of notes issued	3,000,000,000
Interest payment frequency	monthly
Available loan	3,500,000,000
Description of variable rate	Interest was reset monthly based upon the one-month LIBOR plus a fixed margin, paid on a monthly basis.
Interest expense	21,000,000
One time interest expense	18,000,000
Other Short-Term Debt [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	5,000,000	5,000,000
Assumed Loans [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	9,000,000	8,000,000
Assumed Loans [Member] | Loans Payable [Member]
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	(9,000,000)	(8,000,000)
Long-Term Debt [Abstract]
Loans assumed through the purchase of land and buildings	52,000,000	54,000,000
Less current maturities	9,000,000	8,000,000
Notes Due 2013 [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	1,305,000,000	0
Notes Due 2013 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	0	1,339,000,000
Stated interest rate (in hundredths)	4.88%
Issuance date of note	Jul 17, 2008
Maturity date of note	Aug 1, 2013
Face amount of notes issued	1,300,000,000
Interest payment frequency	semiannually
Date of first interest payment	Feb 1, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	30
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	9,000,000
Underwriting fees included in total issuance costs	8,000,000
Fair value of the notes	1,350,000,000	1,403,000,000
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices
Notes Due 2019 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,030,000,000	1,011,000,000
Stated interest rate (in hundredths)	5.25%
Issuance date of note	Jan 13, 2009
Maturity date of note	Jan 15, 2019
Face amount of notes issued	1,000,000,000
Interest payment frequency	semiannually
Date of first interest payment	Jul 15, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	45
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	8,000,000
Underwriting fees included in total issuance costs	7,000,000
Fair value of the notes	$ 1,160,000,000	$ 1,173,000,000
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.

Financial Instruments (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Debt Instrument [Line Items]
Net unamortized fair value changes in long term debt	$ 40,000,000	$ 57,000,000
Derivatives, Fair Value [Line Items]
Number of forward starting interest rate swap held	3
Derivatives designated as hedges [Abstract]
Interest rate swaps	1,800,000,000	1,550,000,000
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses relating to the ineffectiveness of derivative instruments	2,000,000	1,000,000
Other current assets [Member] | Interest Rate Swap [Member]
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	24,000,000	0
Other non-currents assets [Member] | Forward Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Number of forward starting interest rate swap held	3
Anticipated debt issuance	1,000,000,000
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	0	0
Other non-currents assets [Member] | Interest Rate Swap [Member]
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	$ 39,000,000	$ 63,000,000

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Assets [Abstract]
Money market funds	$ 820	$ 1,239
Alliance Boots call option	866	0
Alliance Boots call option, valuation assumption used	The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of the certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited.
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Money market funds	820	1,239
Interest rate swaps	63	63
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Money market funds	820	1,239
Interest rate swaps	0	0
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Money market funds	0	0
Interest rate swaps	63	63
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Money market funds	0	0
Interest rate swaps	0	0
Forward interest rate swaps	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Alliance Boots call option	866
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets [Abstract]
Alliance Boots call option	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets [Abstract]
Alliance Boots call option	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets [Abstract]
Alliance Boots call option	$ 866

Commitments and Contingencies (Details) (USD $)	Aug. 31, 2012
Guarantor Obligations [Line Items]
Estimated minimum amount of potential monetary sanction	$ 100,000

Capital Stock (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Long-term dividend payout ratio target, lower range (in hundredths)	30.00%
Long-term dividend payout ratio target, upper range (in hundredths)	35.00%
Common Stock [Member] | 2009 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	$ 2,000,000,000
Stock repurchased during current fiscal year, value		360,000,000	1,640,000,000
Common Stock [Member] | 2011 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	1,000,000,000
Stock repurchased during current fiscal year, value		1,000,000,000	0
Common Stock [Member] | 2012 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	2,000,000,000
Stock repurchased during current fiscal year, value	1,151,000,000	424,000,000	0
Common Stock [Member] | Employee Stock Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during current fiscal year, value	$ 40,000,000	$ 244,000,000
Shares of common stock reserved for future issuances (in shares)	58,849,238

Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Total stock-based compensation expense	$ 99,000,000	$ 135,000,000	$ 84,000,000
Outstanding stock options [Roll Forward]
Outstanding at beginning of period (in shares)	49,033,846
Granted (in shares)	7,801,023
Exercised (in shares)	(3,245,380)
Expired/Forfeited (in shares)	(3,553,520)
Outstanding at end of period (in shares)	50,035,969	49,033,846
Vested or expected to vest at end of period (in shares)	29,037,001
Exercisable at end of period (in shares)	20,147,917
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 33.7
Granted (in dollars per share)	$ 38.34
Exercised (in dollars per share)	$ 27.46
Expired/Forfeited (in dollars per share)	$ 35.22
Outstanding at end of period (in dollars per share)	$ 34.18	$ 33.7
Vested or expected to vest at end of period (in dollars per share)	$ 35.35
Exercisable at end of period (in dollars per share)	$ 32.76
Remaining Contractual Terms [Roll Forward]
Outstanding at beginning of period	5 years 7 months 6 days	6 years 0 months 14 days
Outstanding at end of period	5 years 7 months 6 days	6 years 0 months 14 days
Vested or expected to vest at end of period	3 years 10 months 24 days
Exercisable at end of period	7 years 11 months 26 days
Aggregate Intrinsic Value (Roll Forward]
Outstanding at beginning of period	193,000,000
Outstanding at end of period	175,000,000	193,000,000
Vested or expected to vest at end of period	108,000,000
Exercisable at end of period	65,000,000
Intrinsic value for options exercised	22,000,000	33,000,000	29,000,000
Fair value of options vested	125,000,000	58,000,000	53,000,000
Cash received from the exercise of options	89,000,000	147,000,000
Related tax benefit realized	8,000,000	14,000,000
Option Pricing Model Assumptions [Abstract]
Risk-free interest rate (in hundredths)	1.73%	2.12%	3.14%
Average life of option (in years)	7 years 10 months 24 days	7 years 2 months 12 days	7 years 3 months 18 days
Volatility (in hundredths)	27.02%	28.08%	28.01%
Dividend yield (in hundredths)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value granted at market price (in dollars per share)	$ 8.08	$ 8.12	$ 9.8
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years that compensation expense is recognized on a straight-line basis based on cliff vesting schedule for the annual restricted stock units (in years)	3
Total stock-based compensation expense	24,000,000	20,000,000	13,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,911,237
Granted (in shares)	936,499
Dividends (in shares)	64,986
Forfeited (in shares)	(245,033)
Vested (in shares)	(857,138)
Outstanding shares at end of period (in shares)	1,810,551	1,911,237
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 33.94
Granted (in dollars per share)	$ 36.6
Forfeited (in dollars per share)	$ 33.01
Vested (in dollars per share)	$ 34.95
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 34.04	$ 33.94
Performance Share Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years that compensation expense is recognized on a straight-line schedule for the performance shares (in years)	3
Total stock-based compensation expense	7,000,000	25,000,000	6,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,819,668
Granted (in shares)	689,605
Forfeited (in shares)	(215,948)
Vested (in shares)	(313,298)
Outstanding shares at end of period (in shares)	1,980,027	1,819,668
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 31.83
Granted (in dollars per share)	$ 35.61
Forfeited (in dollars per share)	$ 31.76
Vested (in dollars per share)	$ 35.52
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 32.57	$ 31.83
Emloyees Stock Purchase Plan 1982 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	94,000,000
Shares available for future grants/issuances (in shares)	16,610,192
Percentage of the fair market value that the plan permits eligible employees to purchase common stock (in hundredths)	90.00%
Total stock-based compensation expense	6,000,000	5,000,000	5,000,000
Stock Purchase/Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	42,000,000
Shares available for future grants/issuances (in shares)	13,366,481
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Total stock-based compensation expense	62,000,000	85,000,000	78,000,000
Executive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	63,400,000
Shares available for future grants/issuances (in shares)	15,984,563
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Broad Based Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	15,000,000
Shares available for future grants/issuances (in shares)	7,905,555
Number of stores opened for shares to be granted	4,000
Number of stock options granted to each employee to purchase shares of stock (in shares)	100
Long-Term Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	10,000,000
Shares available for future grants/issuances (in shares)	4,982,447
Nonemployee Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The value of the annual stock grant made to directors after November 1, 2009	$ 155,000
Number of shares each nonemployee director was granted (in shares)	4,788	4,552	4,097
Restricted Stock Awards [Member]
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	48,046
Granted (in shares)	0
Forfeited (in shares)	(3,690)
Vested (in shares)	(31,355)
Outstanding shares at end of period (in shares)	13,001
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 36.13
Granted (in dollars per share)	$ 0
Forfeited (in dollars per share)	$ 36.43
Vested (in dollars per share)	$ 36.02
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 36.33

Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Retirement Benefits [Abstract]
Profit-sharing provision	$ 283	$ 382	$ 300
Contributions to profit sharing	372	322	293
Components of net periodic benefit costs [Abstract]
Service cost	13	15	11
Interest cost	22	22	20
Amortization of actuarial loss	(8)	(14)	(7)
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	33	41	28
Change in benefit obligation [Roll Forwad]
Benefit obligation at August 31	407	441
Service cost	13	15	11
Interest cost	22	22	20
Amendments	(139)	0
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants contributions	5	4
Benefit obligation, end of period	342	407	441
Change in plan assets [Roll Forward]
Plan assets at fair value, beginning of period	0	0
Plan participants contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value, end of period	0	0	0
Funded status [Abstract]
Funded status	342	407
Unrecognized actuarial gain	0	0
Unrecognized prior service cost	0	0
Accrued benefit cost at August 31	(342)	(407)
Amounts recognized in balance sheet [Abstract]
Current liabilities (present value of expected 2013 net benefit payments)	10	11
Non-current liabilities	332	396
Net liability recognized at August 31	(342)	(407)
Amounts recognized in accumulated other comprehensive (income) loss [Abstract]
Prior service credit	(250)	(121)
Net actuarial loss	161	117
Amounts expected to be recognized as components of net periodic costs [Abstract]
Prior service credit	(22)
Net actuarial loss	11
Assumptions used to compute postretirement benefit obligation [Abstract]
Discount rate assumption used to compute the postretirement benefit obligation, (in hundredths)	4.15%	5.40%
Discount rate assumption used to determine net periodic benefit cost (in hundredths)	5.40%	4.95%	6.15%
Percentage value of consumer price index used in assumptions to compute the postretirement benefit obligation (in hundredths)	2.00%	2.00%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate (in hundredths)	7.25%
Description of direction and pattern of change for assumed health care cost trend rate	gradually decreasing to 5.25% over the next ten years
Ultimate health care cost trend rate (in hundredths)	5.25%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	(1)
Effect of one percentage point decrease on service and interest cost	2
Effect of one percentage point increase on postretirement obligation	(2)
Effect of one percentage point decrease on postretirement obligation	12
Estimated Future Benefit Payments [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2013	10
2014	12
2015	13
2016	15
2017	16
2018-2022	107
Estimated Federal Subsidy [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2013	0
2014	0
2015	0
2016	0
2017	0
2018-2022	$ 1

Supplementary Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007
Non-cash transactions [Abstract]
Changes in retiree medical benefit liability									$ 53,000,000	$ 62,000,000	$ 95,000,000
Dividends declared	58,000,000				36,000,000				58,000,000	36,000,000	29,000,000
Accrued liabilities related to purchase of property and equipment										116,000,000	44,000,000
Accounts receivable [Abstract]
Accounts receivable	2,266,000,000				2,598,000,000				2,266,000,000	2,598,000,000
Allowance for doubtful accounts	99,000,000				101,000,000				99,000,000	101,000,000
Net, Total	2,167,000,000				2,497,000,000				2,167,000,000	2,497,000,000
Other non-current assets [Abstract]
Intangible assets, net (see Note 6)	1,286,000,000				1,212,000,000				1,286,000,000	1,212,000,000
Other	211,000,000				377,000,000				211,000,000	377,000,000
Other non-current assets, Total	1,497,000,000				1,589,000,000				1,497,000,000	1,589,000,000
Accrued expenses and other liabilities [Abstract]
Accrued salaries	772,000,000				856,000,000				772,000,000	856,000,000
Taxes other than income taxes	454,000,000				489,000,000				454,000,000	489,000,000
Insurance	268,000,000				230,000,000				268,000,000	230,000,000
Profit sharing	166,000,000				253,000,000				166,000,000	253,000,000
Other	1,359,000,000				1,247,000,000				1,359,000,000	1,247,000,000
Accrued expenses and other liabilities, Total	3,019,000,000				3,075,000,000				3,019,000,000	3,075,000,000
Other non-current liabilities [Abstract]
Postretirement health care benefits	332,000,000				396,000,000				332,000,000	396,000,000
Accrued rent	347,000,000				418,000,000				347,000,000	418,000,000
Insurance	408,000,000				346,000,000				408,000,000	346,000,000
Other	799,000,000				625,000,000				799,000,000	625,000,000
Other non-current liabilities, Total	1,886,000,000				1,785,000,000				1,886,000,000	1,785,000,000
Net Sales	17,073,000,000	17,752,000,000	18,651,000,000	18,157,000,000	17,967,000,000	18,371,000,000	18,502,000,000	17,344,000,000	71,633,000,000	72,184,000,000	67,420,000,000
Gross Profit	4,835,000,000	5,014,000,000	5,389,000,000	5,104,000,000	5,069,000,000	5,154,000,000	5,324,000,000	4,945,000,000	20,342,000,000	20,492,000,000	18,976,000,000
Net Earnings	353,000,000	537,000,000	683,000,000	554,000,000	792,000,000	603,000,000	739,000,000	580,000,000	2,127,000,000	2,714,000,000	2,091,000,000
Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.4	$ 0.63	$ 0.79	$ 0.63	$ 0.88	$ 0.66	$ 0.8	$ 0.62	$ 2.43	$ 2.97	$ 2.13
Diluted (in dollars per share)	$ 0.39	$ 0.62	$ 0.78	$ 0.63	$ 0.87	$ 0.65	$ 0.8	$ 0.62	$ 2.42	$ 2.94	$ 2.12
Cash Dividends Declared Per Common Share (in dollars per share)	$ 0.275	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.175	$ 0.175	$ 0.175	$ 0.95	$ 0.75	$ 0.5875
Gain on sale of business									0	434,000,000	0
Gain on sale of business, after tax					273,000,000
Gain on sale of business, diluted share, after tax (in dollars per share)					$ 0.3
Common stock price for quarter per Consolidated Transaction Reporting System, High	$ 36.08	$ 35.41	$ 34.6	$ 36.27	$ 44.91	$ 44.67	$ 42.91	$ 35.27	$ 36.27	$ 44.91
Common stock price for quarter per Consolidated Transaction Reporting System, Low	$ 28.77	$ 30.28	$ 31.95	$ 30.1	$ 34.11	$ 38.82	$ 35.17	$ 27.17	$ 28.77	$ 27.17
Assumed investment made at August 31, 2007	$ 100								$ 100
Cumulative return on Company's common stock	$ 87.08				$ 83.34				$ 87.08	$ 83.34	$ 62.41	$ 77.29	$ 81.71	$ 100
Cumulative return on Standard and Poor 500 Index	$ 95.43				$ 82.69				$ 95.43	$ 82.69	$ 71.19	$ 69.24	$ 87.03	$ 100
Cumulative return on Value Line Pharmacy Services Industry Index	$ 107.84				$ 91.51				$ 107.84	$ 91.51	$ 75.17	$ 93.34	$ 91.74	$ 100

Subsequent Events (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Subsequent Event [Line Items]
Bridge loan	$ 4,073,000,000	$ 2,396,000,000
Percentage of principal amount of debt being redeemed (in hundredths)	1.00%
Percentage of principal amount of debt if a change of control triggering event occurs (in hundredths)	101.00%
Issuance cost	25,000,000
Number of stores	8,385
Subsequent Event [Member] | USA Drug [Member]
Subsequent Event [Line Items]
Number of stores	144
Purchase price	438,000,000
Subsequent Event [Member] | Issuance of Debt [Member]
Subsequent Event [Line Items]
Bridge loan	3,000,000,000
Debt instrument issued	4,000,000,000
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable Due 2014 [Member]
Subsequent Event [Line Items]
Debt instrument issued	550,000,000
Maturity date	Mar 13, 2014
Interest rate terms	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2015 [Member]
Subsequent Event [Line Items]
Debt instrument issued	750,000,000
Maturity date	Mar 13, 2015
Fixed interest (in hundredths)	1.00%
Basis point added to the reference rate (in hundredths)	0.12%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2017 [Member]
Subsequent Event [Line Items]
Debt instrument issued	1,000,000,000
Maturity date	Sep 15, 2017
Fixed interest (in hundredths)	1.80%
Basis point added to the reference rate (in hundredths)	0.20%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2022 [Member]
Subsequent Event [Line Items]
Debt instrument issued	1,200,000,000
Maturity date	Sep 15, 2022
Fixed interest (in hundredths)	3.10%
Basis point added to the reference rate (in hundredths)	0.22%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2042 [Member]
Subsequent Event [Line Items]
Debt instrument issued	$ 500,000,000
Maturity date	Sep 15, 2042
Fixed interest (in hundredths)	4.40%
Basis point added to the reference rate (in hundredths)	0.25%